UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Hexavest Emerging Markets Equity Fund Semiannual Report January 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2015

Eaton Vance

Hexavest Emerging Markets Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	23

Important Notices	24

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Benoit Leblanc, CFA and Jean-Pierre Couture, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	–12.15%	–1.21%	—	–0.90%
Class A with 5.75% Maximum Sales Charge	—	—	–17.22	–6.86	—	–3.29
Class I at NAV	08/29/2012	08/29/2012	–11.99	–0.88	—	–0.62
MSCI Emerging Markets Index	—	—	–9.05%	5.23%	3.08%	2.70%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					3.73%	3.48%
Net					1.81	1.56

Fund Profile

Equity Sector Allocation (% of net assets)4,5

Geographic Allocation (% of net assets)4,5,6

Top 10 Holdings (% of net assets)5,6

Samsung Electronics Co., Ltd.	3.8%
China Mobile, Ltd.	3.7
Taiwan Semiconductor Manufacturing Co., Ltd.	2.7
Hyundai Motor Co.	2.1
America Movil SAB de CV, Series L	2.0
E-Mini MSCI Emerging Markets Index Futures Contracts	1.6
China Unicom (Hong Kong), Ltd.	1.4
iShares India 50 ETF	1.4
AMBEV SA	1.4
iShares MSCI India ETF	1.3
Total	21.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Includes the value of the notional amount of each futures contract.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 – January 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period* (8/1/14 – 1/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$878.50	$8.29	**	1.75%
Class I	$1,000.00	$880.10	$7.11	**	1.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.40	$8.89	**	1.75%
Class I	$1,000.00	$1,017.60	$7.63	**	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2014.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 87.0%

Security	Shares	Value

Brazil — 6.3%
AMBEV SA	12,000	$78,845
Banco Bradesco SA, PFC Shares	3,000	37,712
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	400	13,282
Cia de Concessoes Rodoviarias SA (CCR)	3,200	18,223
Cia de Saneamento Basico do Estado de Sao Paulo	1,300	6,444
Cia Energetica de Minas Gerais SA, PFC Shares	6,749	29,956
Cia Paranaense de Energia-Copel, PFC Shares	972	11,302
Itau Unibanco Holding SA, PFC Shares	3,205	39,297
Itausa-Investimentos Itau SA, PFC Shares	4,780	16,282
Petroleo Brasileiro SA	4,500	13,484
Petroleo Brasileiro SA, PFC Shares	2,000	6,097
Souza Cruz SA	2,600	21,792
Telefonica Brasil SA, PFC Shares	1,578	29,287
Tractebel Energia SA	976	11,327
Vale SA, PFC Shares	4,748	29,285

		$362,615

Chile — 2.2%
Cencosud SA	13,645	$33,405
Empresa Nacional de Telecomunicaciones SA	1,532	14,508
Empresas Copec SA	1,107	12,580
Enersis SA ADR	3,565	54,366
S.A.C.I. Falabella	1,702	11,200

		$126,059

China — 17.0%
Belle International Holdings, Ltd.	22,000	$24,846
China Life Insurance Co., Ltd., Class H	13,000	50,459
China Mengniu Dairy Co., Ltd.	5,000	22,847
China Mobile, Ltd.	16,452	214,819
China Oilfield Services, Ltd., Class H	12,000	19,800
China Petroleum & Chemical Corp., Class H	68,000	53,980
China Resources Enterprise, Ltd.	8,000	17,556
China Shenhua Energy Co., Ltd., Class H	16,500	45,293
China Telecom Corp., Ltd., Class H	90,000	53,225
China Unicom (Hong Kong), Ltd.	56,000	83,821
CNOOC, Ltd.	42,000	55,838
Great Wall Motor Co., Ltd., Class H	3,500	19,978
Guangdong Investment, Ltd.	28,000	37,441
Hengan International Group Co., Ltd.	4,000	47,480
Jiangxi Copper Co., Ltd., Class H	14,000	22,823
PetroChina Co., Ltd., Class H	44,000	47,666
PICC Property & Casualty Co., Ltd., Class H	8,000	15,603
Ping An Insurance (Group) Co. of China, Ltd., Class H	2,000	21,159

Security	Shares	Value

China (continued)
Sinopharm Group Co., Ltd., Class H	3,600	$13,154
Tencent Holdings, Ltd.	2,700	45,505
Tingyi (Cayman Islands) Holding Corp.	6,000	14,794
Want Want China Holdings, Ltd.	31,000	37,043
Zhejiang Expressway Co., Ltd., Class H	16,000	20,402

		$985,532

Czech Republic — 0.5%
CEZ AS	1,308	$30,615

		$30,615

Greece — 0.6%
Alpha Bank AE(1)	28,194	$10,301
National Bank of Greece SA(1)	9,743	9,964
OPAP SA	1,450	12,254

		$32,519

Hong Kong — 0.2%
ENN Energy Holdings, Ltd.	2,000	$11,784

		$11,784

India — 2.6%
Dr. Reddy’s Laboratories, Ltd. ADR	693	$34,976
HDFC Bank, Ltd. ADR	487	27,749
Infosys, Ltd. ADR	1,556	53,029
State Bank of India GDR(2)	274	13,583
Tata Motors, Ltd. ADR	416	20,517

		$149,854

Indonesia — 2.8%
Astra International Tbk PT	51,000	$31,403
Bank Central Asia Tbk PT	37,000	38,848
Bank Mandiri Tbk PT	20,500	17,659
Bank Rakyat Indonesia Tbk PT	26,500	24,247
Perusahaan Gas Negara Tbk PT	45,000	17,877
Telekomunikasi Indonesia Tbk PT	141,500	31,413

		$161,447

Malaysia — 4.0%
AMMB Holdings Bhd	18,300	$31,571
CIMB Group Holdings Bhd	21,900	33,156
Genting Bhd	15,900	38,646
Malayan Banking Bhd	10,200	24,487
Petronas Chemicals Group Bhd	9,300	13,034

5	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
Petronas Gas Bhd	1,500	$9,172
Public Bank Bhd	3,900	19,480
Sime Darby Bhd	14,200	36,784
Tenaga Nasional Bhd	6,824	27,218

		$233,548

Mexico — 6.1%
America Movil SAB de CV, Series L	108,637	$116,396
Coca-Cola Femsa SAB de CV, Series L	3,400	27,673
Fomento Economico Mexicano SAB de CV, Series UBD	8,374	70,106
Grupo Bimbo SAB de CV, Series A(1)	9,400	23,918
Grupo Financiero Banorte SAB de CV, Class O	6,400	32,590
Grupo Mexico SAB de CV, Series B	9,700	25,574
Wal-Mart de Mexico SAB de CV, Series V	28,500	54,967

		$351,224

Peru — 1.0%
Cia de Minas Buenaventura SA ADR	816	$9,319
Credicorp, Ltd.	319	45,974

		$55,293

Poland — 4.4%
Bank Pekao SA	726	$35,019
KGHM Polska Miedz SA	1,052	29,824
Orange Polska SA	4,698	11,333
Polska Grupa Energetyczna SA	8,272	43,343
Polski Koncern Naftowy Orlen SA	763	11,258
Powszechna Kasa Oszczednosci Bank Polski SA	5,500	50,887
Powszechny Zaklad Ubezpieczen SA	491	66,776
Tauron Polska Energia SA	6,679	8,986

		$257,426

Russia — 1.6%
LUKOIL OAO ADR	623	$24,496
Magnit PJSC GDR(2)	146	5,551
Mobile TeleSystems ADR	1,606	12,623
OAO Gazprom ADR	9,908	39,772
Sberbank of Russia ADR	3,359	12,379

		$94,821

South Africa — 3.5%
AngloGold Ashanti, Ltd.(1)	1,385	$16,799
Bidvest Group, Ltd. (The)	607	16,752
FirstRand, Ltd.	3,067	13,649

Security	Shares	Value

South Africa (continued)
MTN Group, Ltd.	4,066	$70,215
Sasol, Ltd.	713	25,754
Shoprite Holdings, Ltd.	733	11,587
Standard Bank Group, Ltd.	3,539	46,733

		$201,489

South Korea — 22.2%
Celltrion, Inc.(1)	354	$13,128
E-Mart Co., Ltd.	217	41,174
Hana Financial Group, Inc.	1,340	39,169
Hankook Tire Co., Ltd.	714	34,333
Hyundai Heavy Industries Co., Ltd.	139	14,244
Hyundai Mobis Co., Ltd.	299	67,594
Hyundai Motor Co.	775	119,105
KB Financial Group, Inc.	1,460	49,046
KCC Corp.	32	16,100
Kia Motors Corp.	1,129	47,183
Korea Electric Power Corp.	1,354	52,940
KT&G Corp.	677	49,420
LG Chem, Ltd.	184	33,091
LG Corp.	619	34,836
LG Display Co., Ltd.	520	17,086
LG Electronics, Inc.	374	20,720
LG Uplus Corp.	1,300	14,332
Lotte Shopping Co., Ltd.	81	17,529
Naver Corp.	22	14,260
NCsoft Corp.	155	28,306
POSCO	71	16,493
S-Oil Corp.	408	22,443
Samsung C&T Corp.	463	23,460
Samsung Electronics Co., Ltd.	176	218,486
Samsung Electronics Co., Ltd., PFC Shares	43	41,854
Samsung Fire & Marine Insurance Co., Ltd.	206	55,467
Samsung Life Insurance Co., Ltd.	194	19,927
Samsung SDI Co., Ltd.	136	15,870
Shinhan Financial Group Co., Ltd.	1,740	71,041
SK Innovation Co., Ltd.	323	27,429
SK Telecom Co., Ltd. ADR	1,368	39,330
Woori Bank(1)	1,340	10,783

		$1,286,179

Taiwan — 12.0%
Cathay Financial Holding Co., Ltd.	31,165	$44,629
Chunghwa Telecom Co., Ltd.	23,330	70,504
CTBC Financial Holding Co., Ltd.	61,182	38,811

6	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Far Eastern New Century Corp.	25,514	$25,679
Formosa Chemicals & Fibre Corp.	10,000	21,398
Formosa Plastics Corp.	16,000	38,612
Fubon Financial Holding Co., Ltd.	47,000	74,476
Hon Hai Precision Industry Co., Ltd.	17,826	48,914
MediaTek, Inc.	3,000	45,616
Nan Ya Plastics Corp.	14,000	28,129
President Chain Store Corp.	3,000	23,062
Quanta Computer, Inc.	10,000	24,370
Taiwan Mobile Co., Ltd.	8,000	26,379
Taiwan Semiconductor Manufacturing Co., Ltd.	35,565	156,402
Uni-President Enterprises Corp.	16,960	27,025

		$694,006

Total Common Stocks (identified cost $5,410,649)		$5,034,411

Exchange-Traded Funds — 4.5%

Security	Shares	Value

Equity Funds — 4.5%
iShares China Large-Cap ETF	126	$5,198
iShares India 50 ETF	2,443	78,860
iShares MSCI Brazil Capped ETF	843	28,923
iShares MSCI India ETF	2,348	75,383
iShares MSCI South Korea Capped ETF	1,006	56,004
Market Vectors Gold Miners ETF	682	15,202

Total Exchange-Traded Funds (identified cost $259,585)		$259,570

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(3)	$131	$130,871

Total Short-Term Investments (identified cost $130,871)		$130,871

Total Investments — 93.8% (identified cost $5,801,105)		$5,424,852

Other Assets, Less Liabilities — 6.2%		$358,935

Net Assets — 100.0%		$5,783,787

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $19,134 or 0.3% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	19.7%	$1,138,913
Telecommunication Services	13.6	788,185
Information Technology	12.3	709,698
Consumer Staples	10.7	621,527
Consumer Discretionary	8.0	465,308
Energy	7.0	405,890
Utilities	6.1	352,771
Materials	4.9	284,381
Industrials	3.6	206,480
Health Care	1.1	61,258

Common Stocks	87.0%	$5,034,411
Exchange-Traded Funds	4.5	259,570
Short-Term Investments	2.3	130,871

Total Investments	93.8%	$5,424,852

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2015
Unaffiliated investments, at value (identified cost, $5,670,234)	$5,293,981
Affiliated investment, at value (identified cost, $130,871)	130,871
Cash	192,683
Restricted cash*	4,070
Foreign currency, at value (identified cost, $201,351)	198,877
Dividends receivable	12,222
Interest receivable from affiliated investment	20
Receivable for investments sold	20,589
Receivable for Fund shares sold	1,887
Receivable for open forward foreign currency exchange contracts	64,395
Tax reclaims receivable	90
Receivable from affiliates	9,010
Total assets	$5,928,695

Liabilities
Payable for investments purchased	$48,486
Payable for Fund shares redeemed	562
Payable for variation margin on open financial futures contracts	2,742
Payable for open forward foreign currency exchange contracts	41,945
Payable to affiliates:
Investment adviser and administration fee	4,932
Distribution and service fees	124
Accrued expenses	46,117
Total liabilities	$144,908
Net Assets	$5,783,787

Sources of Net Assets
Paid-in capital	$6,287,865
Accumulated distributions in excess of net realized gain	(113,110)
Accumulated distributions in excess of net investment income	(39,161)
Net unrealized depreciation	(351,807)
Total	$5,783,787

Class A Shares
Net Assets	$596,563
Shares Outstanding	64,620
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.23
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.79

Class I Shares
Net Assets	$5,187,224
Shares Outstanding	559,771
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2015
Dividends (net of foreign taxes, $8,160)	$60,679
Interest allocated from affiliated investment	215
Expenses allocated from affiliated investment	(25)
Total investment income	$60,869

Expenses
Investment adviser and administration fee	$31,967
Distribution and service fees
Class A	785
Trustees’ fees and expenses	389
Custodian fee	25,773
Transfer and dividend disbursing agent fees	1,030
Legal and accounting services	21,668
Printing and postage	8,040
Registration fees	14,905
Miscellaneous	5,607
Total expenses	$110,164
Deduct —
Allocation of expenses to affiliates	$61,474
Total expense reductions	$61,474

Net expenses	$48,690

Net investment income	$12,179

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$17,850
Investment transactions allocated from affiliated investment	2
Financial futures contracts	(35,029)
Foreign currency and forward foreign currency exchange contract transactions	(66,994)
Net realized loss	$(84,171)
Change in unrealized appreciation (depreciation) —
Investments	$(762,205)
Financial futures contracts	(453)
Foreign currency and forward foreign currency exchange contracts	15,829
Net change in unrealized appreciation (depreciation)	$(746,829)

Net realized and unrealized loss	$(831,000)

Net decrease in net assets from operations	$(818,821)

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
From operations —
Net investment income	$12,179	$50,195
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(84,171)	174,554
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(746,829)	562,932
Net increase (decrease) in net assets from operations	$(818,821)	$787,681
Distributions to shareholders —
From net investment income
Class A	$(6,277)	$—
Class I	(69,658)	—
From net realized gain
Class A	(16,500)	(4,403)
Class I	(151,668)	(65,732)
Total distributions to shareholders	$(244,103)	$(70,135)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$139,158	$481,429
Class I	397,819	372,647
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	22,686	4,283
Class I	22,824	5,802
Cost of shares redeemed
Class A	(94,950)	(80,652)
Class I	(367,773)	(159,575)
Net increase in net assets from Fund share transactions	$119,764	$623,934

Net increase (decrease) in net assets	$(943,160)	$1,341,480

Net Assets
At beginning of period	$6,726,947	$5,385,467
At end of period	$5,783,787	$6,726,947

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(39,161)	$24,595

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Financial Highlights

	Class A
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$10.940		$9.720	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.008		$0.082	$0.123
Net realized and unrealized gain (loss)	(1.341)		1.258	(0.325)

Total income (loss) from operations	$(1.333)		$1.340	$(0.202)

Less Distributions
From net investment income	$(0.104)		$—	$(0.052)
From net realized gain	(0.273)		(0.120)	(0.026)

Total distributions	$(0.377)		$(0.120)	$(0.078)

Net asset value — End of period	$9.230		$10.940	$9.720

Total Return(3)	(12.15	)%(4)	13.75%	(2.09	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$597		$636	$186
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.75	%(6)	1.75%	1.75	%(6)
Net investment income	0.16	%(6)	0.79%	1.32	%(6)
Portfolio Turnover	29	%(4)	62%	52	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.92%, 1.92% and 2.74% of average daily net assets for the six months ended January 31, 2015, the year ended July 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$10.990		$9.740	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.021		$0.087	$0.089
Net realized and unrealized gain (loss)	(1.343)		1.283	(0.267)

Total income (loss) from operations	$(1.322)		$1.370	$(0.178)

Less Distributions
From net investment income	$(0.125)		$—	$(0.056)
From net realized gain	(0.273)		(0.120)	(0.026)

Total distributions	$(0.398)		$(0.120)	$(0.082)

Net asset value — End of period	$9.270		$10.990	$9.740

Total Return(3)	(11.99	)%(4)	14.03%	(1.85	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,187		$6,091	$5,199
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.50	%(6)	1.50%	1.50	%(6)
Net investment income	0.41	%(6)	0.83%	0.94	%(6)
Portfolio Turnover	29	%(4)	62%	52	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.92%, 1.92% and 2.74% of average daily net assets for the six months ended January 31, 2015, the year ended July 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest Emerging Markets Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

13

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interim Financial Statements — The interim financial statements relating to January 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax

14

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,808,854

Gross unrealized appreciation	$383,460
Gross unrealized depreciation	(767,462)

Net unrealized depreciation	$(384,002)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2015, the investment adviser and administration fee amounted to $31,967 or 1.00% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.75% and 1.50% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2015. Pursuant to this agreement, EVM and Hexavest were allocated $61,474 in total of the Fund’s operating expenses for the six months ended January 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2015, EVM earned $135 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $392 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2015. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2015 amounted to $785 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

15

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,867,605 and $1,617,273, respectively, for the six months ended January 31, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Sales	13,342	46,347
Issued to shareholders electing to receive payments of distributions in Fund shares	2,431	412
Redemptions	(9,288)	(7,795)

Net increase	6,485	38,964

Class I	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Sales	37,260	35,194
Issued to shareholders electing to receive payments of distributions in Fund shares	2,439	556
Redemptions	(34,257)	(15,265)

Net increase	5,442	20,485

At January 31, 2015, EVM owned 79.8% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/18/15	Czech Koruna 506,671	United States Dollar 22,576	State Street Trust Company Canada	$1,939	$—	$1,939
3/18/15	Euro 40,995	United States Dollar 47,441	State Street Trust Company Canada	1,099	—	1,099
3/18/15	Mexican Peso 1,719,164	United States Dollar 119,243	State Street Trust Company Canada	4,867	—	4,867

16

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/18/15	Mexican Peso 916,498	United States Dollar 63,523	State Street Trust Company Canada	$2,549	$—	$2,549
3/18/15	Mexican Peso 309,243	United States Dollar 20,944	State Street Trust Company Canada	370	—	370
3/18/15	Polish Zloty 639,071	United States Dollar 187,885	State Street Trust Company Canada	15,629	—	15,629
3/18/15	Polish Zloty 281,392	United States Dollar 77,889	State Street Trust Company Canada	2,042	—	2,042
3/18/15	South African Rand 885,829	United States Dollar 74,641	State Street Trust Company Canada	—	(913)	(913)
3/18/15	United States Dollar 6,541	Euro 5,773	State Street Trust Company Canada	—	(15)	(15)
3/18/15	United States Dollar 9,554	Euro 8,423	State Street Trust Company Canada	—	(32)	(32)
3/18/15	United States Dollar 4,706	Euro 4,050	State Street Trust Company Canada	—	(128)	(128)
3/18/15	United States Dollar 43,117	Mexican Peso 636,097	State Street Trust Company Canada	—	(797)	(797)
3/18/15	United States Dollar 57,694	Mexican Peso 846,824	State Street Trust Company Canada	—	(1,355)	(1,355)
3/18/15	United States Dollar 58,187	Mexican Peso 851,580	State Street Trust Company Canada	—	(1,532)	(1,532)
3/18/15	United States Dollar 11,659	New Turkish Lira 28,005	State Street Trust Company Canada	—	(319)	(319)
3/18/15	United States Dollar 131,966	New Turkish Lira 305,222	State Street Trust Company Canada	—	(8,369)	(8,369)
3/18/15	United States Dollar 81,825	Polish Zloty 306,729	State Street Trust Company Canada	851	—	851
3/18/15	United States Dollar 282,715	South African Rand 3,315,998	State Street Trust Company Canada	111	—	111
3/18/15	United States Dollar 16,476	South African Rand 191,202	State Street Trust Company Canada	—	(168)	(168)
3/25/15	Brazilian Real 25,283	United States Dollar 9,122	State Street Trust Company Canada	—	(169)	(169)
3/25/15	Brazilian Real 48,011	United States Dollar 17,346	State Street Trust Company Canada	—	(296)	(296)
3/25/15	Brazilian Real 206,676	United States Dollar 73,459	State Street Trust Company Canada	—	(2,488)	(2,488)
3/25/15	Chilean Peso 103,081,500	United States Dollar 165,023	State Street Trust Company Canada	3,131	—	3,131
3/25/15	Colombian Peso 124,581,025	United States Dollar 52,157	State Street Trust Company Canada	1,344	—	1,344

3/25/15	Indian Rupee 3,202,795	United States Dollar 51,774	State Street Trust Company Canada	586	—	586
3/25/15	Indian Rupee 900,000	United States Dollar 14,416	State Street Trust Company Canada	32	—	32
3/25/15	Indian Rupee 2,144,325	United States Dollar 33,403	State Street Trust Company Canada	—	(868)	(868)

17

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/25/15	Indian Rupee 3,396,468	United States Dollar 52,165	State Street Trust Company Canada	$—	$(2,118)	$(2,118)
3/25/15	Indonesian Rupiah 287,316,908	United States Dollar 22,570	State Street Trust Company Canada	252	—	252
3/25/15	Indonesian Rupiah 808,164,182	United States Dollar 60,856	State Street Trust Company Canada	—	(1,920)	(1,920)
3/25/15	Malaysian Ringgit 60,868	United States Dollar 17,201	State Street Trust Company Canada	527	—	527
3/25/15	Malaysian Ringgit 118,245	United States Dollar 32,798	State Street Trust Company Canada	408	—	408
3/25/15	Malaysian Ringgit 290,073	United States Dollar 79,712	State Street Trust Company Canada	252	—	252
3/25/15	New Taiwan Dollar 1,200,649	United States Dollar 37,798	State Street Trust Company Canada	—	(37)	(37)
3/25/15	Peruvian New Sol 151,000	United States Dollar 50,286	State Street Trust Company Canada	1,315	—	1,315
3/25/15	South Korean Won 78,501,582	United States Dollar 72,292	State Street Trust Company Canada	1,247	—	1,247
3/25/15	South Korean Won 17,088,480	United States Dollar 15,791	State Street Trust Company Canada	325	—	325
3/25/15	South Korean Won 915,927,588	United States Dollar 828,924	State Street Trust Company Canada	—	(1)	(1)
3/25/15	South Korean Won 41,034,474	United States Dollar 36,956	State Street Trust Company Canada	—	(180)	(180)
3/25/15	United States Dollar 118,481	Brazilian Real 327,658	State Street Trust Company Canada	1,923	—	1,923
3/25/15	United States Dollar 53,343	Brazilian Real 150,000	State Street Trust Company Canada	1,777	—	1,777
3/25/15	United States Dollar 115,687	Brazilian Real 300,949	State Street Trust Company Canada	—	(5,099)	(5,099)
3/25/15	United States Dollar 74,227	Chilean Peso 45,968,793	State Street Trust Company Canada	—	(2,032)	(2,032)
3/25/15	United States Dollar 55,389	Colombian Peso 135,247,000	State Street Trust Company Canada	—	(226)	(226)
3/25/15	United States Dollar 457,273	Indian Rupee 29,546,720	State Street Trust Company Canada	14,952	—	14,952

3/25/15	United States Dollar 132,075	Indonesian Rupiah 1,756,207,705	State Street Trust Company Canada	4,342	—	4,342
3/25/15	United States Dollar 81,651	New Taiwan Dollar 2,548,971	State Street Trust Company Canada	—	(1,328)	(1,328)
3/25/15	United States Dollar 18,667	Peruvian New Sol 55,544	State Street Trust Company Canada	—	(653)	(653)
3/25/15	United States Dollar 79,004	Philippine Peso 3,547,760	State Street Trust Company Canada	1,104	—	1,104
3/25/15	United States Dollar 19,702	Russian Ruble 1,393,339	State Street Trust Company Canada	13	—	13
3/25/15	United States Dollar 11,705	Russian Ruble 818,896	State Street Trust Company Canada	—	(118)	(118)

18

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/25/15	United States Dollar 49,606	Russian Ruble 3,345,951	State Street Trust Company Canada	$—	$(2,262)	$(2,262)
3/25/15	United States Dollar 74,051	Russian Ruble 4,931,800	State Street Trust Company Canada	—	(4,268)	(4,268)
3/25/15	United States Dollar 39,661	South Korean Won 43,595,288	State Street Trust Company Canada	—	(207)	(207)
3/25/15	United States Dollar 149,281	South Korean Won 162,059,982	State Street Trust Company Canada	—	(2,615)	(2,615)
3/25/15	United States Dollar 65,812	Thai Baht 2,198,517	State Street Trust Company Canada	1,191	—	1,191
3/25/15	United States Dollar 82,424	Yuan Renminbi 511,262	State Street Trust Company Canada	—	(41)	(41)
3/25/15	United States Dollar 33,875	Yuan Renminbi 209,410	State Street Trust Company Canada	—	(131)	(131)
3/25/15	United States Dollar 255,348	Yuan Renminbi 1,576,900	State Street Trust Company Canada	—	(1,251)	(1,251)
3/25/15	Yuan Renminbi 284,263	United States Dollar 46,022	State Street Trust Company Canada	217	—	217
3/25/15	Yuan Renminbi 311,737	United States Dollar 50,223	State Street Trust Company Canada	—	(9)	(9)

				$64,395	$(41,945)	$22,450

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

3/15	2 E-Mini MSCI Emerging Markets Index	Long	$90,745	$95,150	$4,405

					$4,405

At January 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Fund enters into forward foreign currency exchange contracts to enhance return.

The foreign currency exchange contracts in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into a foreign exchange transactions agreement (the FX Agreement) with its derivative counterparty. The FX Agreement is a bilateral agreement between the Fund and the counterparty that governs foreign currency exchange contracts and contains, among other things, set-off provisions in the event of a default, including the bankruptcy or insolvency of the counterparty, and/or termination event as defined under the FX Agreement. Under the FX Agreement, the Fund may, under certain circumstances, offset with the counterparty its payables and/or receivables pursuant to foreign currency exchange contracts and create one single net payment. The FX Agreement does not require collateral to be posted.

19

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$4,405	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	$64,395	(2)	$(41,945	)(3)

Total		$68,800		$(41,945)

Derivatives not subject to master netting or similar agreements		$4,405		$—

Total Derivatives subject to master netting or similar agreements		$64,395		$(41,945)

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of January 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$64,395	$(41,945)	$—	$—	$22,450

Counterparty	Derivative Liabilities Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(41,945)	$41,945	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

20

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$(35,029)	$(453)
Foreign Exchange	Forward foreign currency exchange contracts	(25,486)	13,082

Total		$(60,515)	$12,629

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended January 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts

$271,000	$4,336,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2015.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

21

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$186,384	$3,335,966	$—	$3,522,350
Emerging Europe	12,623	402,758	—	415,381
Latin America	895,191	—	—	895,191
Middle East/Africa	—	201,489	—	201,489

Total Common Stocks	$1,094,198	$3,940,213 *	$—	$5,034,411

Exchange-Traded Funds	$259,570	$—	$—	$259,570
Short-Term Investments	—	130,871	—	130,871

Total Investments	$1,353,768	$4,071,084	$—	$5,424,852

Forward Foreign Currency Exchange Contracts	$—	$64,395	$—	$64,395
Futures Contracts	4,405	—	—	4,405

Total	$1,358,173	$4,135,479	$—	$5,493,652

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(41,945)	$—	$(41,945)

Total	$—	$(41,945)	$—	$(41,945)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

22

Eaton Vance

Hexavest Emerging Markets Equity Fund

January 31, 2015

Officers and Trustees

Officers of Eaton Vance Hexavest Emerging Markets Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Hexavest Emerging Markets Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7793 1.31.15

Eaton Vance Hexavest Global Equity Fund Semiannual Report January 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2015

Eaton Vance

Hexavest Global Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	26

Important Notices	27

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Christian Crête, CFA, Frédéric Imbeault, CFA and Marc Christopher Lavoie, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	–0.08%	6.95%	—	10.77%
Class A with 5.75% Maximum Sales Charge	—	—	–5.82	0.83	—	8.09
Class I at NAV	08/29/2012	08/29/2012	0.05	7.26	—	11.06
MSCI World Index	—	—	–1.39%	7.00%	10.73%	13.87%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.44%	1.19%
Net					1.24	0.99

Fund Profile

Equity Sector Allocation (% of net assets)4,5

Geographic Allocation (% of net assets)4,5,6

*	Amount is less than 0.05%.

Top 10 Holdings (% of net assets)5,6

SPDR S&P 500 ETF Trust	3.1%
Apple, Inc.	2.3
Euro Stoxx 50 Index Futures Contracts	1.8
Microsoft Corp.	1.7
Pfizer, Inc.	1.7
Wal-Mart Stores, Inc.	1.6
Verizon Communications, Inc.	1.6
Procter & Gamble Co. (The)	1.6
AT&T, Inc.	1.6
Eli Lilly & Co.	1.4
Total	18.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Includes the value of the notional amount of each futures contract.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

The Fund is managed by a team of portfolio managers from Hexavest Inc. Effective December 2014, members of the team are: Vital Proulx, Jean-René Adam, Jean-Pierre Couture, Christian Crête, Frédéric Imbeault and Marc Christopher Lavoie.

3

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 – January 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period* (8/1/14 – 1/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$999.20	$6.90	**	1.37%
Class I	$1,000.00	$1,000.50	$5.65	**	1.12%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.97	**	1.37%
Class I	$1,000.00	$1,019.60	$5.70	**	1.12%

Effective January 2, 2015, the contractual expense caps of the Fund changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period* (8/1/14 – 1/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$999.20	$6.05	**	1.20%
Class I	$1,000.00	$1,000.50	$4.79	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$6.11	**	1.20%
Class I	$1,000.00	$1,020.40	$4.84	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2014.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 80.1%

Security	Shares	Value

Aerospace & Defense — 0.6%
Boeing Co. (The)	1,209	$175,752
Rolls-Royce Holdings PLC	2,659	35,524
United Technologies Corp.	1,371	157,364

		$368,640

Air Freight & Logistics — 0.3%
Deutsche Post AG	4,651	$150,521
Toll Holdings, Ltd.	8,546	40,867

		$191,388

Auto Components — 0.8%
Aisin Seiki Co., Ltd.	1,100	$38,429
Bridgestone Corp.	2,300	91,925
Denso Corp.	1,300	57,510
Goodyear Tire & Rubber Co. (The)	10,804	261,889
Toyota Industries Corp.	1,100	59,206

		$508,959

Automobiles — 2.8%
Bayerische Motoren Werke AG	941	$109,429
Daimler AG	2,768	250,683
Ford Motor Co.	27,046	397,847
Fuji Heavy Industries, Ltd.	1,000	36,067
General Motors Co.	11,477	374,380
Honda Motor Co., Ltd.	3,500	105,612
Mazda Motor Corp.	800	16,432
Nissan Motor Co., Ltd.	6,400	54,574
Toyota Motor Corp.	4,600	296,566
Volkswagen AG, PFC Shares	599	133,630

		$1,775,220

Banks — 7.3%
Australia and New Zealand Banking Group, Ltd.	3,448	$88,019
Banco Bilbao Vizcaya Argentaria SA	18,285	156,197
Banco Santander SA	35,349	237,760
Bank of America Corp.	9,327	141,304
Bank of Yokohama, Ltd. (The)	5,000	26,979
Barclays PLC	53,186	186,791
BNP Paribas SA	2,155	113,149
Citigroup, Inc.	9,037	424,287
Commonwealth Bank of Australia	2,131	147,348
Credit Agricole SA	2,549	30,230
DBS Group Holdings, Ltd.	4,511	65,769

Security	Shares	Value

Banks (continued)
HSBC Holdings PLC	28,956	$264,924
JPMorgan Chase & Co.	9,874	536,948
Lloyds Banking Group PLC(1)	119,479	132,361
Mitsubishi UFJ Financial Group, Inc.	23,900	127,011
Mizuho Financial Group, Inc.	87,900	143,727
National Australia Bank, Ltd.	2,674	73,745
Nordea Bank AB	4,888	62,057
Oversea-Chinese Banking Corp., Ltd.	8,000	61,361
PNC Financial Services Group, Inc. (The)	2,034	171,954
Resona Holdings, Inc.	12,600	62,511
Societe Generale SA	665	26,704
Standard Chartered PLC	4,550	60,674
Sumitomo Mitsui Financial Group, Inc.	4,500	151,006
Sumitomo Mitsui Trust Holding, Inc.	26,000	91,430
Svenska Handelsbanken AB, Class A	2,044	96,791
Swedbank AB, Class A	711	17,200
U.S. Bancorp	9,307	390,056
United Overseas Bank, Ltd.	4,000	68,403
Wells Fargo & Co.	9,345	485,192
Westpac Banking Corp.	1,947	52,036

		$4,693,924

Beverages — 3.1%
Anheuser-Busch InBev NV	1,495	$182,339
Asahi Group Holdings, Ltd.	2,100	68,894
Coca-Cola Amatil, Ltd.	4,625	34,715
Coca-Cola Co. (The)	20,163	830,111
Diageo PLC	5,267	155,906
Heineken NV	530	39,553
Kirin Holdings Co., Ltd.	4,000	53,857
PepsiCo, Inc.	5,558	521,229
SABMiller PLC	2,421	131,863

		$2,018,467

Biotechnology — 0.2%
CSL, Ltd.	1,903	$129,506

		$129,506

Building Products — 0.1%
Assa Abloy AB	658	$35,936

		$35,936

Capital Markets — 0.8%
Credit Suisse Group AG	4,441	$93,509
Daiwa Securities Group, Inc.	6,000	43,595

5	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Capital Markets (continued)
Deutsche Bank AG	4,522	$131,263
Goldman Sachs Group, Inc. (The)	100	17,241
Partners Group Holding AG	200	53,524
UBS Group AG	10,201	170,979

		$510,111

Chemicals — 1.9%
Akzo Nobel NV	1,239	$89,259
Asahi Kasei Corp.	12,000	118,513
BASF SE	2,948	263,662
E.I. du Pont de Nemours & Co.	123	8,759
Linde AG	136	26,054
LyondellBasell Industries NV, Class A	4,004	316,676
Mitsubishi Chemical Holdings Corp.	16,500	85,517
Shin-Etsu Chemical Co., Ltd.	1,600	105,943
Sumitomo Chemical Co., Ltd.	18,000	70,817
Syngenta AG	201	65,472
Toray Industries, Inc.	11,000	93,699

		$1,244,371

Commercial Services & Supplies — 0.4%
ADT Corp. (The)	7,114	$244,722

		$244,722

Communications Equipment — 1.4%
Cisco Systems, Inc.	22,253	$586,700
QUALCOMM, Inc.	4,204	262,582
Telefonaktiebolaget LM Ericsson, Class B	3,751	45,478

		$894,760

Construction & Engineering — 1.0%
Balfour Beatty PLC	2,870	$9,583
Fluor Corp.	3,524	188,851
Jacobs Engineering Group, Inc.(1)	4,381	166,916
KBR, Inc.	11,079	183,136
Quanta Services, Inc.(1)	4,016	106,344
Skanska AB, Class B	236	5,231

		$660,061

Consumer Finance — 0.2%
American Express Co.	120	$9,683
Capital One Financial Corp.	1,538	112,597

		$122,280

Security	Shares	Value

Containers & Packaging — 0.1%
Amcor, Ltd.	6,047	$59,764

		$59,764

Diversified Financial Services — 0.5%
ING Groep NV(1)	8,669	$107,776
London Stock Exchange Group PLC	4,841	171,888
ORIX Corp.	6,000	68,945

		$348,609

Diversified Telecommunication Services — 5.3%
AT&T, Inc.	30,432	$1,001,821
Belgacom SA	1,360	50,652
BT Group PLC	19,258	120,818
CenturyLink, Inc.	8,062	299,665
Deutsche Telekom AG	9,986	172,140
Nippon Telegraph & Telephone Corp.	2,900	171,641
Singapore Telecommunications, Ltd.	48,000	144,385
Swisscom AG	27	15,831
Telefonica SA	15,941	239,042
Telenor ASA	2,859	61,419
TeliaSonera AB	9,196	56,664
Telstra Corp., Ltd.	18,289	92,249
Verizon Communications, Inc.	22,363	1,022,213

		$3,448,540

Electric Utilities — 3.5%
American Electric Power Co., Inc.	840	$52,760
Chubu Electric Power Co., Inc.(1)	4,900	64,700
CLP Holdings, Ltd.	10,000	89,405
Duke Energy Corp.	3,534	307,953
Edison International	4,812	327,938
Enel SpA	6,220	28,104
Entergy Corp.	2,095	183,333
Exelon Corp.	7,595	273,724
FirstEnergy Corp.	4,592	185,195
Iberdrola SA	9,758	67,354
Kansai Electric Power Co., Inc. (The)(1)	4,400	42,543
NextEra Energy, Inc.	1,120	122,349
PPL Corp.	3,008	106,784
Southern Co. (The)	3,504	177,723
SSE PLC	3,954	95,681
Xcel Energy, Inc.	3,867	145,129

		$2,270,675

6	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electrical Equipment — 0.4%
ABB, Ltd.	7,455	$143,331
Mitsubishi Electric Corp.	7,000	80,960
Osram Licht AG(1)	192	8,826

		$233,117

Electronic Equipment, Instruments & Components — 0.2%
Hitachi, Ltd.	13,310	$100,518
Keyence Corp.	100	46,744

		$147,262

Energy Equipment & Services — 0.5%
Diamond Offshore Drilling, Inc.	3,812	$120,192
Ensco PLC, Class A	3,461	97,047
Noble Corp. PLC	5,606	90,929

		$308,168

Food & Staples Retailing — 5.6%
Costco Wholesale Corp.	3,083	$440,838
CVS Health Corp.	1,865	183,068
FamilyMart Co., Ltd.	1,200	51,977
J Sainsbury PLC	5,751	22,038
Koninklijke Ahold NV	3,765	67,953
Kroger Co. (The)	2,925	201,971
Lawson, Inc.	1,000	65,381
Seven & i Holdings Co., Ltd.	4,200	153,695
Sysco Corp.	5,693	222,995
Tesco PLC	23,018	77,839
Wal-Mart Stores, Inc.	12,168	1,034,037
Walgreens Boots Alliance, Inc.	9,512	701,510
Wesfarmers, Ltd.	626	21,145
Whole Foods Market, Inc.	4,231	220,414
WM Morrison Supermarkets PLC	36,664	98,924
Woolworths, Ltd.	1,636	40,260

		$3,604,045

Food Products — 2.5%
Archer-Daniels-Midland Co.	7,962	$371,268
Nestle SA	11,100	847,718
Tate & Lyle PLC	4,883	49,801
Unilever NV	4,430	192,105
Unilever PLC	3,289	144,828

		$1,605,720

Security	Shares	Value

Gas Utilities — 0.4%
Hong Kong & China Gas Co., Ltd.	44,800	$102,706
Osaka Gas Co., Ltd.	21,000	82,774
Tokyo Gas Co., Ltd.	14,000	83,512

		$268,992

Health Care Equipment & Supplies — 0.1%
Smith and Nephew PLC	3,104	$55,353

		$55,353

Health Care Providers & Services — 0.5%
Cardinal Health, Inc.	3,967	$330,015
UnitedHealth Group, Inc.	124	13,175

		$343,190

Hotels, Restaurants & Leisure — 1.0%
Compass Group PLC	2,025	$34,913
McDonald’s Corp.	6,050	559,262
MGM China Holdings, Ltd.	8,400	20,433
SJM Holdings, Ltd.	23,477	34,287

		$648,895

Household Products — 1.9%
Henkel AG & Co. KGaA, PFC Shares	373	$42,706
Procter & Gamble Co. (The)	11,910	1,003,894
Reckitt Benckiser Group PLC	1,588	134,400
Svenska Cellulosa AB SCA, Class B	1,661	40,037

		$1,221,037

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	3,146	$38,444
NRG Energy, Inc.	1,513	37,311

		$75,755

Industrial Conglomerates — 0.7%
3M Co.	121	$19,638
General Electric Co.	110	2,628
Koninklijke Philips NV	5,272	145,375
Siemens AG	2,238	236,415
Toshiba Corp.	15,000	59,979

		$464,035

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 2.0%
AIA Group, Ltd.	10,502	$60,896
Allianz SE	708	116,743
Assurant, Inc.	1,582	100,473
Insurance Australia Group, Ltd.	15,952	79,022
Mapfre SA	27,501	92,578
MetLife, Inc.	1,503	69,890
Muenchener Rueckversicherungs-Gesellschaft AG	528	105,854
Sampo Oyj, Class A	413	20,002
Swiss Re AG	646	58,274
Tokio Marine Holdings, Inc.	3,000	104,737
Travelers Companies, Inc. (The)	3,604	370,563
Zurich Insurance Group AG	273	90,521

		$1,269,553

IT Services — 1.2%
Accenture PLC, Class A	1,917	$161,086
International Business Machines Corp.	1,624	248,975
MasterCard, Inc., Class A	857	70,300
Paychex, Inc.	3,840	173,798
Visa, Inc., Class A	428	109,101

		$763,260

Machinery — 0.6%
Caterpillar, Inc.	125	$9,996
Deere & Co.	3,269	278,486
FANUC Corp.	400	67,176
SMC Corp.	200	53,633

		$409,291

Media — 0.6%
Comcast Corp., Class A	2,976	$158,159
Pearson PLC	5,064	102,747
Reed Elsevier PLC	2,531	43,941
Sky PLC	3,619	50,468
Walt Disney Co. (The)	124	11,279

		$366,594

Metals & Mining — 1.1%
Anglo American PLC	1,767	$29,515
BHP Billiton PLC	5,091	110,579
BHP Billiton, Ltd.	2,651	61,145
Glencore PLC	25,106	93,610
Newcrest Mining, Ltd.(1)	3,176	34,293
Randgold Resources, Ltd.	505	43,344

Security	Shares	Value

Metals & Mining (continued)
Rio Tinto PLC	2,875	$126,336
Yamana Gold, Inc.	48,785	201,943

		$700,765

Multi-Utilities — 2.4%
AGL Energy, Ltd.	6,406	$70,816
Ameren Corp.	4,093	185,331
Centrica PLC	22,427	98,971
Consolidated Edison, Inc.	3,784	262,156
DTE Energy Co.	696	62,403
E.ON SE	8,429	130,480
GDF Suez	2,310	51,232
National Grid PLC	8,603	120,950
PG&E Corp.	6,007	353,272
Public Service Enterprise Group, Inc.	2,840	121,211
RWE AG	3,635	100,833

		$1,557,655

Multiline Retail — 0.3%
Family Dollar Stores, Inc.	2,224	$169,246

		$169,246

Oil, Gas & Consumable Fuels — 2.5%
BG Group PLC	9,964	$132,899
BP PLC	26,158	168,040
Chevron Corp.	1,485	152,257
Exxon Mobil Corp.	3,890	340,064
Marathon Petroleum Corp.	5,866	543,133
Oil Search, Ltd.	10,184	61,285
Royal Dutch Shell PLC, Class A	4,171	127,077
Royal Dutch Shell PLC, Class B	1,213	38,403
Statoil ASA	1,268	21,234
Woodside Petroleum, Ltd.	1,802	47,859

		$1,632,251

Paper & Forest Products — 0.5%
Domtar Corp.	3,316	$127,003
Louisiana-Pacific Corp.(1)	12,323	201,727

		$328,730

Personal Products — 0.0%(2)
Kao Corp.	600	$26,309

		$26,309

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals — 11.8%
AbbVie, Inc.	3,427	$206,819
Astellas Pharma, Inc.	9,600	148,275
AstraZeneca PLC	3,612	257,122
Bayer AG	2,957	425,900
Daiichi Sankyo Co., Ltd.	5,000	72,537
Eli Lilly & Co.	12,181	877,032
GlaxoSmithKline PLC	15,238	335,521
Indivior PLC(1)	1,719	4,505
Johnson & Johnson	7,589	759,962
Merck & Co., Inc.	12,363	745,242
Merck KGaA	1,346	134,488
Novartis AG	8,833	860,800
Novo Nordisk A/S, Class B	5,807	258,822
Pfizer, Inc.	34,922	1,091,312
Roche Holding AG PC	2,709	730,123
Sanofi	3,443	317,238
Santen Pharmaceutical Co., Ltd.	600	37,443
Shionogi & Co., Ltd.	1,700	51,012
Shire PLC	2,162	157,800
Takeda Pharmaceutical Co., Ltd.	2,600	129,894
Teva Pharmaceutical Industries, Ltd.	455	25,841

		$7,627,688

Real Estate Investment Trusts (REITs) — 0.4%
Federation Centres	7,926	$18,590
Goodman Group	16,042	76,049
GPT Group (The)	5,026	17,622
Mirvac Group	30,300	45,321
Stockland	9,653	32,739
Westfield Corp.	6,480	49,431

		$239,752

Real Estate Management & Development — 0.1%
Mitsui Fudosan Co., Ltd.	3,000	$75,845

		$75,845

Road & Rail — 0.5%
Asciano, Ltd.	9,374	$43,643
Aurizon Holdings, Ltd.	17,599	67,297
Central Japan Railway Co.	400	68,594
East Japan Railway Co.	1,900	146,752

		$326,286

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp.	10,978	$362,713

		$362,713

Software — 3.5%
Microsoft Corp.	27,098	$1,094,759
Oracle Corp.	18,590	778,735
SAP SE	2,055	134,126
Symantec Corp.	9,743	241,334

		$2,248,954

Specialty Retail — 0.7%
Dick’s Sporting Goods, Inc.	1,781	$91,988
Hennes & Mauritz AB, Class B	2,649	108,971
Home Depot, Inc. (The)	114	11,904
Industria de Diseno Textil SA	2,289	67,465
Staples, Inc.	8,156	139,060

		$419,388

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	12,424	$1,455,596
Canon, Inc.	3,500	110,724
Hewlett-Packard Co.	7,064	255,222

		$1,821,542

Textiles, Apparel & Luxury Goods — 1.4%
Adidas AG	1,860	$127,981
Burberry Group PLC	3,516	91,344
Compagnie Financiere Richemont SA, Class A	1,848	153,528
Hermes International	32	10,860
Lululemon Athletica, Inc.(1)	5,059	335,108
LVMH Moet Hennessy Louis Vuitton SA	786	126,408
Michael Kors Holdings, Ltd.(1)	980	69,374
NIKE, Inc., Class B	126	11,624

		$926,227

Tobacco — 0.9%
British American Tobacco PLC	5,267	$297,143
Imperial Tobacco Group PLC	4,512	211,924
Japan Tobacco, Inc.	3,300	89,881

		$598,948

Trading Companies & Distributors — 0.1%
Sumitomo Corp.	4,900	$48,355

		$48,355

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Transportation Infrastructure — 0.0%(2)
Fraport AG	423	$25,846

		$25,846

Wireless Telecommunication Services — 1.9%
KDDI Corp.	2,000	$141,178
NTT DoCoMo, Inc.	7,400	124,922
Rogers Communications Inc., Class B	14,689	522,270
SoftBank Corp.	1,600	94,163
Vodafone Group PLC	99,377	349,457

		$1,231,990

Total Common Stocks (identified cost $46,481,539)		$51,678,690

Exchange-Traded Funds — 7.4%

Security	Shares	Value

Equity Funds — 7.4%
Financial Select Sector SPDR Fund (The)	8,370	$192,594
iShares MSCI Australia ETF	17,322	379,698
iShares MSCI Japan ETF	65,465	752,193
iShares MSCI Switzerland Capped ETF	12,646	401,510
iShares MSCI United Kingdom ETF	24,080	434,403
Market Vectors Gold Miners ETF	27,097	603,992
SPDR S&P 500 ETF Trust	10,053	2,005,272

Total Exchange-Traded Funds (identified cost $4,802,516)		$4,769,662

Rights — 0.0%(2)

Security	Shares	Value

Banks — 0.0%(2)
Banco Santander SA, Exp. 2/3/15(1)	29,765	$4,541

Total Rights (identified cost $5,116)		$4,541

Short-Term Investments — 4.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(3)	$2,601	$2,600,761

Total Short-Term Investments (identified cost $2,600,761)		$2,600,761

Total Investments — 91.5% (identified cost $53,889,932)		$59,053,654

Other Assets, Less Liabilities — 8.5%		$5,483,081

Net Assets — 100.0%		$64,536,735

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	45.8%	$29,518,086
United Kingdom	8.3	5,355,886
Japan	7.2	4,664,619
Switzerland	5.1	3,283,610
Germany	4.4	2,827,580
Australia	2.3	1,484,766
Spain	1.3	860,396
Canada	1.1	724,213
France	1.1	675,821
Other (less than 1.0% each)	3.5	2,283,713

Common Stocks	80.1%	$51,678,690
Exchange-Traded Funds	7.4	4,769,662
Rights	0.0 (1)	4,541
Short-Term Investments	4.0	2,600,761

Total Investments	91.5%	$59,053,654

(1)	Amount is less than 0.05%.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2015
Unaffiliated investments, at value (identified cost, $51,289,171)	$56,452,893
Affiliated investment, at value (identified cost, $2,600,761)	2,600,761
Cash	1,626,323
Restricted cash*	138,043
Foreign currency, at value (identified cost, $3,673,249)	3,514,709
Dividends receivable	75,861
Interest receivable from affiliated investment	512
Receivable for investments sold	393,432
Receivable for Fund shares sold	48,867
Receivable for open forward foreign currency exchange contracts	793,155
Tax reclaims receivable	36,004
Receivable from affiliates	11,750
Total assets	$65,692,310

Liabilities
Payable for investments purchased	$290,710
Payable for Fund shares redeemed	68,744
Payable for variation margin on open financial futures contracts	27,785
Payable for open forward foreign currency exchange contracts	658,179
Payable to affiliates:
Investment adviser and administration fee	44,177
Distribution and service fees	2,241
Accrued expenses	63,739
Total liabilities	$1,155,575
Net Assets	$64,536,735

Sources of Net Assets
Paid-in capital	$59,437,265
Accumulated net realized gain	225,934
Accumulated distributions in excess of net investment income	(313,514)
Net unrealized appreciation	5,187,050
Total	$64,536,735

Class A Shares
Net Assets	$10,346,760
Shares Outstanding	890,860
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.61
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.32

Class I Shares
Net Assets	$54,189,975
Shares Outstanding	4,660,751
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.63

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2015
Dividends (net of foreign taxes, $20,718)	$670,122
Interest	639
Interest allocated from affiliated investment	1,944
Expenses allocated from affiliated investment	(234)
Total investment income	$672,471

Expenses
Investment adviser and administration fee	$240,864
Distribution and service fees
Class A	14,622
Trustees’ fees and expenses	1,816
Custodian fee	43,814
Transfer and dividend disbursing agent fees	14,812
Legal and accounting services	23,029
Printing and postage	12,605
Registration fees	14,986
Miscellaneous	8,442
Total expenses	$374,990
Deduct —
Allocation of expenses to affiliates	$24,744
Total expense reductions	$24,744

Net expenses	$350,246

Net investment income	$322,225

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$305,333
Investment transactions allocated from affiliated investment	14
Financial futures contracts	64,843
Foreign currency and forward foreign currency exchange contract transactions	480,267
Net realized gain	$850,457
Change in unrealized appreciation (depreciation) —
Investments	$(1,293,425)
Financial futures contracts	43,088
Foreign currency and forward foreign currency exchange contracts	18,069
Net change in unrealized appreciation (depreciation)	$(1,232,268)

Net realized and unrealized loss	$(381,811)

Net decrease in net assets from operations	$(59,586)

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
From operations —
Net investment income	$322,225	$1,308,637
Net realized gain from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	850,457	3,140,476
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(1,232,268)	3,180,196
Net increase (decrease) in net assets from operations	$(59,586)	$7,629,309
Distributions to shareholders —
From net investment income
Class A	$(154,824)	$(184,368)
Class I	(965,277)	(951,583)
From net realized gain
Class A	(338,422)	(442,074)
Class I	(1,738,779)	(1,965,882)
Total distributions to shareholders	$(3,197,302)	$(3,543,907)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,030,934	$7,042,036
Class I	19,267,235	25,181,232
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	399,040	513,286
Class I	626,958	610,268
Cost of shares redeemed
Class A	(3,043,446)	(11,527,882)
Class I	(4,987,084)	(38,003,851)
Net increase (decrease) in net assets from Fund share transactions	$13,293,637	$(16,184,911)

Net increase (decrease) in net assets	$10,036,749	$(12,099,509)

Net Assets
At beginning of period	$54,499,986	$66,599,495
At end of period	$64,536,735	$54,499,986

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(313,514)	$484,362

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Financial Highlights

	Class A
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$12.160		$11.400	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.055		$0.199	$0.129
Net realized and unrealized gain (loss)	(0.051)		1.050	1.396	(3)

Total income from operations	$0.004		$1.249	$1.525

Less Distributions
From net investment income	$(0.174)		$(0.144)	$(0.075)
From net realized gain	(0.380)		(0.345)	(0.050)

Total distributions	$(0.554)		$(0.489)	$(0.125)

Net asset value — End of period	$11.610		$12.160	$11.400

Total Return(4)	(0.08	)%(5)	11.12%	15.41	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,347		$12,425	$15,456
Ratios (as a percentage of average daily net assets):
Expenses	1.37	%(6)(7)	1.40%	1.40	%(6)(7)
Net investment income	0.90	%(6)	1.68%	1.26	%(6)
Portfolio Turnover	39	%(5)	84%	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Annualized.

(7)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.08% and 0.21% of average daily net assets for the six months ended January 31, 2015 and the period from the start of business, August 29, 2012, to January 31, 2013, respectively). Absent these reimbursements, total return would be lower.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$12.200		$11.430	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.068		$0.227	$0.172
Net realized and unrealized gain (loss)	(0.047)		1.055	1.383	(3)

Total income from operations	$0.021		$1.282	$1.555

Less Distributions
From net investment income	$(0.211)		$(0.167)	$(0.075)
From net realized gain	(0.380)		(0.345)	(0.050)

Total distributions	$(0.591)		$(0.512)	$(0.125)

Net asset value — End of period	$11.630		$12.200	$11.430

Total Return(4)	0.05	%(5)	11.40%	15.71	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,190		$42,075	$51,144
Ratios (as a percentage of average daily net assets):
Expenses	1.12	%(6)(7)	1.15%	1.15	%(6)(7)
Net investment income	1.11	%(6)	1.91%	1.72	%(6)
Portfolio Turnover	39	%(5)	84%	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Annualized.

(7)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.08% and 0.21% of average daily net assets for the six months ended January 31, 2015 and the period from the start of business, August 29, 2012, to January 31, 2013, respectively). Absent these reimbursements, total return would be lower.

15	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest Global Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

16

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interim Financial Statements — The interim financial statements relating to January 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax

17

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,161,761

Gross unrealized appreciation	$6,863,293
Gross unrealized depreciation	(1,971,400)

Net unrealized appreciation	$4,891,893

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2015, the investment adviser and administration fee amounted to $240,864 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20% and 0.95% (1.40% and 1.15% prior to January 2, 2015) of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2015. Pursuant to this agreement, EVM and Hexavest were allocated $24,744 in total of the Fund’s operating expenses for the six months ended January 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2015, EVM earned $543 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $317 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2015. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2015 amounted to $14,622 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

18

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $29,614,080 and $20,525,882, respectively, for the six months ended January 31, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Sales	86,011	594,019
Issued to shareholders electing to receive payments of distributions in Fund shares	33,505	43,833
Redemptions	(250,328)	(971,889)

Net decrease	(130,812)	(334,037)

Class I	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Sales	1,571,128	2,125,246
Issued to shareholders electing to receive payments of distributions in Fund shares	52,597	52,071
Redemptions	(413,119)	(3,202,856)

Net increase (decrease)	1,210,606	(1,025,539)

At January 31, 2015, accounts and a mutual fund advised by EVM, an Eaton Vance collective investment trust and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 78.3% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/18/15	Australian Dollar 858,842	United States Dollar 699,972	State Street Trust Company Canada	$33,212	$—	$33,212
3/18/15	Australian Dollar 527,509	United States Dollar 435,153	State Street Trust Company Canada	25,623	—	25,623
3/18/15	Australian Dollar 782,911	United States Dollar 630,930	State Street Trust Company Canada	23,119	—	23,119

19

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/18/15	Australian Dollar 352,429	United States Dollar 286,233	State Street Trust Company Canada	$12,625	$—	$12,625
3/18/15	Australian Dollar 1,667,085	United States Dollar 1,284,742	State Street Trust Company Canada	—	(9,495)	(9,495)
3/18/15	British Pound Sterling 1,283,485	United States Dollar 2,004,450	State Street Trust Company Canada	71,822	—	71,822
3/18/15	British Pound Sterling 135,924	United States Dollar 210,742	State Street Trust Company Canada	6,073	—	6,073
3/18/15	Canadian Dollar 1,486,422	United States Dollar 1,276,224	State Street Trust Company Canada	107,159	—	107,159
3/18/15	Canadian Dollar 727,942	United States Dollar 616,440	State Street Trust Company Canada	43,916	—	43,916
3/18/15	Canadian Dollar 497,123	United States Dollar 415,564	State Street Trust Company Canada	24,579	—	24,579
3/18/15	Canadian Dollar 246,028	United States Dollar 205,106	State Street Trust Company Canada	11,606	—	11,606
3/18/15	Canadian Dollar 143,564	United States Dollar 123,231	State Street Trust Company Canada	10,319	—	10,319
3/18/15	Canadian Dollar 207,845	United States Dollar 166,891	State Street Trust Company Canada	3,422	—	3,422
3/18/15	Euro 218,454	Swiss Franc 216,187	State Street Trust Company Canada	—	(10,980)	(10,980)
3/18/15	Euro 2,143,774	United States Dollar 2,614,418	State Street Trust Company Canada	191,042	—	191,042
3/18/15	Euro 1,546,303	United States Dollar 1,859,723	State Street Trust Company Canada	111,743	—	111,743
3/18/15	Euro 714,910	United States Dollar 842,278	State Street Trust Company Canada	34,126	—	34,126
3/18/15	Euro 352,190	United States Dollar 429,141	State Street Trust Company Canada	31,017	—	31,017
3/18/15	Euro 2,292,979	United States Dollar 2,591,768	State Street Trust Company Canada	—	(274)	(274)
3/18/15	Euro 2,327,012	United States Dollar 2,626,708	State Street Trust Company Canada	—	(3,806)	(3,806)
3/18/15	Israeli Shekel 422,985	United States Dollar 106,701	State Street Trust Company Canada	—	(894)	(894)
3/18/15	Japanese Yen 19,207,235	Australian Dollar 201,700	State Street Trust Company Canada	—	(7,055)	(7,055)
3/18/15	Japanese Yen 26,081,839	United States Dollar 218,425	State Street Trust Company Canada	—	(3,792)	(3,792)
3/18/15	Japanese Yen 71,221,844	United States Dollar 596,102	State Street Trust Company Canada	—	(10,705)	(10,705)
3/18/15	Japanese Yen 77,162,016	United States Dollar 645,399	State Street Trust Company Canada	—	(12,018)	(12,018)
3/18/15	Japanese Yen 92,622,294	United States Dollar 767,376	State Street Trust Company Canada	—	(21,763)	(21,763)
3/18/15	Norwegian Krone 888,713	United States Dollar 123,617	State Street Trust Company Canada	8,724	—	8,724

20

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/18/15	Swiss Franc 1,302,508	United States Dollar 1,442,215	State Street Trust Company Canada	$20,538	$—	$20,538
3/18/15	Swiss Franc 257,208	United States Dollar 277,362	State Street Trust Company Canada	—	(3,379)	(3,379)
3/18/15	Swiss Franc 317,654	United States Dollar 324,942	State Street Trust Company Canada	—	(21,774)	(21,774)
3/18/15	United States Dollar 1,596,474	Australian Dollar 1,969,059	State Street Trust Company Canada	—	(67,800)	(67,800)
3/18/15	United States Dollar 165,647	British Pound Sterling 109,904	State Street Trust Company Canada	—	(157)	(157)
3/18/15	United States Dollar 1,647,099	Canadian Dollar 1,889,634	State Street Trust Company Canada	—	(160,909)	(160,909)
3/18/15	United States Dollar 324,832	Danish Krone 2,134,797	State Street Trust Company Canada	—	(206)	(206)
3/18/15	United States Dollar 117,303	Danish Krone 709,835	State Street Trust Company Canada	—	(9,363)	(9,363)
3/18/15	United States Dollar 609,743	Euro 528,959	State Street Trust Company Canada	—	(11,794)	(11,794)
3/18/15	United States Dollar 144,872	Euro 116,415	State Street Trust Company Canada	—	(13,273)	(13,273)
3/18/15	United States Dollar 337,674	Euro 282,988	State Street Trust Company Canada	—	(17,777)	(17,777)
3/18/15	United States Dollar 1,457,908	Euro 1,185,764	State Street Trust Company Canada	—	(117,491)	(117,491)
3/18/15	United States Dollar 5,202,901	Euro 4,469,366	State Street Trust Company Canada	—	(150,616)	(150,616)
3/18/15	United States Dollar 365,705	Hong Kong Dollar 2,834,800	State Street Trust Company Canada	—	(50)	(50)
3/18/15	United States Dollar 899,428	Japanese Yen 106,248,683	State Street Trust Company Canada	5,807	—	5,807
3/18/15	United States Dollar 149,876	Japanese Yen 18,076,609	State Street Trust Company Canada	4,136	—	4,136
3/18/15	United States Dollar 189,596	Japanese Yen 22,641,526	State Street Trust Company Canada	3,309	—	3,309
3/18/15	United States Dollar 52,845	Japanese Yen 6,250,143	State Street Trust Company Canada	406	—	406
3/18/15	United States Dollar 166,118	Japanese Yen 19,543,242	State Street Trust Company Canada	390	—	390
3/18/15	United States Dollar 680,841	Japanese Yen 79,924,119	State Street Trust Company Canada	109	—	109
3/18/15	United States Dollar 102,709	Japanese Yen 12,064,018	State Street Trust Company Canada	76	—	76
3/18/15	United States Dollar 116,580	Japanese Yen 13,675,031	State Street Trust Company Canada	—	(69)	(69)
3/18/15	United States Dollar 117,768	Singapore Dollar 155,742	State Street Trust Company Canada	—	(2,739)	(2,739)
3/18/15	United States Dollar 83,274	Swiss Franc 83,858	State Street Trust Company Canada	8,257	—	8,257

				$793,155	$(658,179)	$134,976

21

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

3/15	7 E-Mini S&P 500 Index	Long	$705,015	$695,940	$(9,075)
3/15	31 Euro Stoxx 50 Index	Long	1,125,275	1,169,383	44,108
3/15	3 Nikkei 225 Index	Long	220,611	220,912	301
3/15	1 TOPIX Index	Short	(116,749)	(119,285)	(2,536)

					$32,798

Euro Stoxx 50 Index:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First section of the Tokyo Stock Exchange.

At January 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Fund enters into forward foreign currency exchange contracts to enhance return.

The foreign currency exchange contracts in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into a foreign exchange transactions agreement (the FX Agreement) with its derivative counterparty. The FX Agreement is a bilateral agreement between the Fund and the counterparty that governs foreign currency exchange contracts and contains, among other things, set-off provisions in the event of a default, including the bankruptcy or insolvency of the counterparty, and/or termination event as defined under the FX Agreement. Under the FX Agreement, the Fund may, under certain circumstances, offset with the counterparty its payables and/or receivables pursuant to foreign currency exchange contracts and create one single net payment. The FX Agreement does not require collateral to be posted.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$44,409	(1)	$(11,611	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	$793,155	(2)	$(658,179	)(3)

Total		$837,564		$(669,790)

Derivatives not subject to master netting or similar agreements		$44,409		$(11,611)

Total Derivatives subject to master netting or similar agreements		$793,155		$(658,179)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

22

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of January 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$793,155	$(658,179)	$—	$—	$134,976

Counterparty	Derivative Liabilities Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(658,179)	$658,179	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$64,843	$43,088
Foreign Exchange	Forward foreign currency exchange contracts	941,047	139,205

Total		$1,005,890	$182,293

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended January 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts

$2,153,000	$17,000	$28,243,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because

23

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2015.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,591,120	$2,223,409	$—	$4,814,529
Consumer Staples	5,731,335	3,343,191	—	9,074,526
Energy	1,343,622	596,797	—	1,940,419
Financials	3,001,167	4,258,907	—	7,260,074
Health Care	4,028,062	4,127,675	—	8,155,737
Industrials	1,533,833	1,473,844	—	3,007,677
Information Technology	5,800,901	437,590	—	6,238,491
Materials	856,108	1,477,522	—	2,333,630
Telecommunication Services	2,845,969	1,834,561	—	4,680,530
Utilities	3,013,832	1,159,245	—	4,173,077

Total Common Stocks	$30,745,949	$20,932,741 *	$—	$51,678,690

Exchange-Traded Funds	$4,769,662	$—	$—	$4,769,662
Rights	4,541	—	—	4,541
Short-Term Investments	—	2,600,761	—	2,600,761

Total Investments	$35,520,152	$23,533,502	$—	$59,053,654

Forward Foreign Currency Exchange Contracts	$—	$793,155	$—	$793,155
Futures Contracts	—	44,409	—	44,409

Total	$35,520,152	$24,371,066	$—	$59,891,218

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(658,179)	$—	$(658,179)
Futures Contracts	(9,075)	(2,536)	—	(11,611)

Total	$(9,075)	$(660,715)	$—	$(669,790)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

25

Eaton Vance

Hexavest Global Equity Fund

January 31, 2015

Officers and Trustees

Officers of Eaton Vance Hexavest Global Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Hexavest Global Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada    H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7791 1.31.15

Eaton Vance Hexavest International Equity Fund Semiannual Report January 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2015

Eaton Vance

Hexavest International Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	25

Important Notices	26

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Performance1,2

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Christian Crête, CFA, Frédéric Imbeault, CFA and Marc Christopher Lavoie, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	–6.03%	–0.57%	—	7.05%
Class A with 5.75% Maximum Sales Charge	—	—	–11.43	–6.27	—	4.46
Class I at NAV	08/29/2012	08/29/2012	–5.97	–0.26	—	7.32
MSCI EAFE Index	—	—	–6.97%	–0.43%	6.39%	10.81%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					3.17%	2.92%
Net					1.46	1.21

Fund Profile

Equity Sector Allocation (% of net assets)4,5

Geographic Allocation (% of net assets)4,5,6

Top 10 Holdings (% of net assets)5,6

iShares MSCI Japan ETF	2.8%
Nestle SA	2.7
Novartis AG	2.7
Roche Holding AG PC	2.5
Bayer AG	1.9
Nikkei 225 Index Futures Contracts	1.8
Sanofi	1.8
GlaxoSmithKline PLC	1.5
Vodafone Group PLC	1.5
iShares MSCI United Kingdom ETF	1.4
Total	20.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Includes the value of the notional amount of each futures contract.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

The Fund is managed by a team of portfolio managers from Hexavest Inc. Effective December 2014, members of the team are: Vital Proulx, Jean-René Adam, Jean-Pierre Couture, Christian Crête, Frédéric Imbeault and Marc Christopher Lavoie.

3

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 – January 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period* (8/1/14 – 1/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$939.70	$6.84	**	1.40%
Class I	$1,000.00	$940.30	$5.62	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$7.12	**	1.40%
Class I	$1,000.00	$1,019.40	$5.85	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2014.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 82.4%

Security	Shares	Value

Aerospace & Defense — 0.1%
Rolls-Royce Holdings PLC	738	$9,860

		$9,860

Air Freight & Logistics — 0.8%
Deutsche Post AG	1,482	$47,962
Toll Holdings, Ltd.	2,818	13,476

		$61,438

Auto Components — 0.8%
Aisin Seiki Co., Ltd.	200	$6,987
Bridgestone Corp.	800	31,974
Denso Corp.	300	13,271
Toyota Industries Corp.	200	10,765

		$62,997

Automobiles — 3.6%
Bayerische Motoren Werke AG	313	$36,399
Daimler AG	571	51,713
Honda Motor Co., Ltd.	1,000	30,175
Mazda Motor Corp.	200	4,108
Nissan Motor Co., Ltd.	1,700	14,496
Toyota Motor Corp.	1,600	103,154
Volkswagen AG, PFC Shares	210	46,848

		$286,893

Banks — 10.3%
Australia and New Zealand Banking Group, Ltd.	1,067	$27,238
Banco Bilbao Vizcaya Argentaria SA	5,765	49,247
Banco Santander SA	10,515	70,725
Bank of Yokohama, Ltd. (The)	1,000	5,396
Barclays PLC	17,193	60,382
BNP Paribas SA	925	48,567
Commonwealth Bank of Australia	657	45,428
Credit Agricole SA	891	10,567
DBS Group Holdings, Ltd.	850	12,393
HSBC Holdings PLC	11,753	107,531
Lloyds Banking Group PLC(1)	38,752	42,930
Mitsubishi UFJ Financial Group, Inc.	8,500	45,171
Mizuho Financial Group, Inc.	25,300	41,369
National Australia Bank, Ltd.	851	23,469
Nordea Bank AB	1,905	24,185
Oversea-Chinese Banking Corp., Ltd.	2,000	15,340
Resona Holdings, Inc.	3,400	16,868

Security	Shares	Value

Banks (continued)
Societe Generale SA	308	$12,368
Standard Chartered PLC	1,327	17,695
Sumitomo Mitsui Financial Group, Inc.	1,300	43,624
Sumitomo Mitsui Trust Holding, Inc.	8,000	28,132
Svenska Handelsbanken AB, Class A	672	31,822
Swedbank AB, Class A	130	3,145
United Overseas Bank, Ltd.	1,000	17,101
Westpac Banking Corp.	616	16,463

		$817,156

Beverages — 3.0%
Anheuser-Busch InBev NV	645	$78,668
Asahi Group Holdings, Ltd.	500	16,403
Coca-Cola Amatil, Ltd.	1,126	8,452
Diageo PLC	1,859	55,028
Heineken NV	282	21,045
Kirin Holdings Co., Ltd.	1,000	13,464
SABMiller PLC	829	45,153

		$238,213

Biotechnology — 0.5%
CSL, Ltd.	545	$37,089

		$37,089

Building Products — 0.2%
Assa Abloy AB	246	$13,435

		$13,435

Capital Markets — 1.9%
Credit Suisse Group AG	1,071	$22,551
Daiwa Securities Group, Inc.	2,000	14,532
Deutsche Bank AG	1,526	44,296
Partners Group Holding AG	71	19,001
UBS Group AG	2,824	47,333

		$147,713

Chemicals — 3.1%
Akzo Nobel NV	340	$24,494
Asahi Kasei Corp.	3,000	29,628
BASF SE	818	73,160
Linde AG	56	10,728
Mitsubishi Chemical Holdings Corp.	4,500	23,323
Shin-Etsu Chemical Co., Ltd.	400	26,486
Sumitomo Chemical Co., Ltd.	5,000	19,671

5	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chemicals (continued)
Syngenta AG	23	$7,492
Toray Industries, Inc.	4,000	34,072

		$249,054

Communications Equipment — 0.2%
Telefonaktiebolaget LM Ericsson, Class B	1,330	$16,125

		$16,125

Construction & Engineering — 0.1%
Balfour Beatty PLC	1,378	$4,601

		$4,601

Containers & Packaging — 0.2%
Amcor, Ltd.	1,890	$18,679

		$18,679

Diversified Financial Services — 1.7%
ING Groep NV(1)	3,311	$41,164
London Stock Exchange Group PLC	2,118	75,203
ORIX Corp.	1,800	20,683

		$137,050

Diversified Telecommunication Services — 5.0%
Belgacom SA	461	$17,170
BT Group PLC	5,918	37,127
Deutsche Telekom AG	4,325	74,555
Nippon Telegraph & Telephone Corp.	800	47,349
Singapore Telecommunications, Ltd.	19,000	57,152
Swisscom AG	18	10,554
Telefonica SA	5,774	86,583
Telenor ASA	894	19,206
TeliaSonera AB	3,314	20,420
Telstra Corp., Ltd.	6,341	31,984

		$402,100

Electric Utilities — 1.8%
Chubu Electric Power Co., Inc.(1)	1,000	$13,204
CLP Holdings, Ltd.	3,500	31,292
Enel SpA	3,288	14,856
Iberdrola SA	5,667	39,116
Kansai Electric Power Co., Inc. (The)(1)	1,100	10,636
SSE PLC	1,324	32,039

		$141,143

Security	Shares	Value

Electrical Equipment — 0.6%
ABB, Ltd.	1,328	$25,532
Mitsubishi Electric Corp.	2,000	23,132
Osram Licht AG(1)	60	2,758

		$51,422

Electronic Equipment, Instruments & Components — 0.3%
Hitachi, Ltd.	3,622	$27,354

		$27,354

Food & Staples Retailing — 2.3%
FamilyMart Co., Ltd.	400	$17,326
J Sainsbury PLC	1,460	5,595
Koninklijke Ahold NV	956	17,254
Lawson, Inc.	300	19,614
Seven & i Holdings Co., Ltd.	1,100	40,253
Tesco PLC	8,179	27,659
Wesfarmers, Ltd.	304	10,268
WM Morrison Supermarkets PLC	11,920	32,162
Woolworths, Ltd.	554	13,633

		$183,764

Food Products — 4.5%
Nestle SA	2,843	$217,123
Tate & Lyle PLC	1,444	14,727
Unilever NV	1,950	84,561
Unilever PLC	1,035	45,575

		$361,986

Gas Utilities — 1.0%
Hong Kong & China Gas Co., Ltd.	10,500	$24,072
Osaka Gas Co., Ltd.	7,000	27,591
Tokyo Gas Co., Ltd.	5,000	29,826

		$81,489

Health Care Equipment & Supplies — 0.2%
Smith and Nephew PLC	750	$13,375

		$13,375

Hotels, Restaurants & Leisure — 0.3%
Compass Group PLC	582	$10,035
MGM China Holdings, Ltd.	2,400	5,838
SJM Holdings, Ltd.	5,302	7,743

		$23,616

6	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Products — 1.0%
Henkel AG & Co. KGaA, PFC Shares	155	$17,746
Reckitt Benckiser Group PLC	664	56,198
Svenska Cellulosa AB SCA, Class B	395	9,521

		$83,465

Industrial Conglomerates — 1.7%
Koninklijke Philips NV	1,762	$48,587
Siemens AG	691	72,995
Toshiba Corp.	3,000	11,996

		$133,578

Insurance — 2.3%
AIA Group, Ltd.	2,725	$15,801
Allianz SE	198	32,649
Insurance Australia Group, Ltd.	5,504	27,265
Mapfre SA	7,044	23,713
Muenchener Rueckversicherungs-Gesellschaft AG	147	29,471
Sampo Oyj, Class A	163	7,894
Swiss Re AG	78	7,036
Tokio Marine Holdings, Inc.	700	24,439
Zurich Insurance Group AG	44	14,589

		$182,857

Machinery — 0.5%
FANUC Corp.	100	$16,794
SMC Corp.	100	26,817

		$43,611

Media — 0.9%
Pearson PLC	2,055	$41,696
Reed Elsevier PLC	605	10,503
Sky PLC	1,268	17,682

		$69,881

Metals & Mining — 2.0%
Anglo American PLC	449	$7,500
BHP Billiton PLC	1,566	34,014
BHP Billiton, Ltd.	804	18,544
Glencore PLC	7,564	28,203
Newcrest Mining, Ltd.(1)	1,272	13,734
Randgold Resources, Ltd.	149	12,789
Rio Tinto PLC	904	39,724
Rio Tinto, Ltd.	67	2,988

		$157,496

Security	Shares	Value

Multi-Utilities — 2.4%
AGL Energy, Ltd.	2,249	$24,862
Centrica PLC	6,957	30,701
E.ON SE	3,227	49,954
GDF Suez	471	10,446
National Grid PLC	2,804	39,422
RWE AG	1,150	31,900

		$187,285

Oil, Gas & Consumable Fuels — 2.5%
BG Group PLC	3,631	$48,430
BP PLC	9,090	58,394
Oil Search, Ltd.	2,844	17,115
Royal Dutch Shell PLC, Class A	1,080	32,897
Royal Dutch Shell PLC, Class B	928	29,380
Statoil ASA	236	3,952
Woodside Petroleum, Ltd.	438	11,633

		$201,801

Personal Products — 0.1%
Kao Corp.	100	$4,385

		$4,385

Pharmaceuticals — 15.3%
Astellas Pharma, Inc.	2,400	$37,069
AstraZeneca PLC	1,248	88,839
Bayer AG	1,026	147,776
Daiichi Sankyo Co., Ltd.	1,400	20,310
GlaxoSmithKline PLC	5,553	122,270
Indivior PLC(1)	664	1,740
Merck KGaA	468	46,761
Novartis AG	2,180	212,447
Novo Nordisk A/S, Class B	2,020	90,033
Roche Holding AG PC	749	201,869
Sanofi	1,583	145,857
Santen Pharmaceutical Co., Ltd.	100	6,241
Shionogi & Co., Ltd.	400	12,003
Shire PLC	590	43,063
Takeda Pharmaceutical Co., Ltd.	900	44,963

		$1,221,241

Real Estate Investment Trusts (REITs) — 0.9%
Federation Centres	2,434	$5,709
Goodman Group	4,772	22,622
GPT Group (The)	1,636	5,736

7	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Mirvac Group	9,836	$14,712
Stockland	3,151	10,687
Westfield Corp.	1,995	15,218

		$74,684

Road & Rail — 1.1%
Asciano, Ltd.	2,345	$10,918
Aurizon Holdings, Ltd.	5,779	22,099
Central Japan Railway Co.	100	17,148
East Japan Railway Co.	500	38,619

		$88,784

Software — 0.7%
SAP SE	833	$54,368

		$54,368

Specialty Retail — 0.7%
Hennes & Mauritz AB, Class B	744	$30,606
Industria de Diseno Textil SA	930	27,410

		$58,016

Technology Hardware, Storage & Peripherals — 0.4%
Canon, Inc.	1,000	$31,635

		$31,635

Textiles, Apparel & Luxury Goods — 1.7%
Adidas AG	520	$35,780
Burberry Group PLC	905	23,511
Compagnie Financiere Richemont SA, Class A	400	33,231
Hermes International	8	2,715
LVMH Moet Hennessy Louis Vuitton SA	233	37,472

		$132,709

Tobacco — 2.4%
British American Tobacco PLC	1,599	$90,209
Imperial Tobacco Group PLC	1,490	69,984
Japan Tobacco, Inc.	1,000	27,237

		$187,430

Trading Companies & Distributors — 0.2%
Sumitomo Corp.	1,300	$12,829

		$12,829

Security	Shares	Value

Transportation Infrastructure — 0.1%
Fraport AG	176	$10,754

		$10,754

Wireless Telecommunication Services — 3.0%
KDDI Corp.	600	$42,353
NTT DoCoMo, Inc.	2,400	40,515
SoftBank Corp.	600	35,311
Vodafone Group PLC	33,668	118,393

		$236,572

Total Common Stocks (identified cost $6,323,144)		$6,559,933

Exchange-Traded Funds — 7.9%

Security	Shares	Value

Equity Funds — 7.9%
iShares MSCI Australia ETF	724	$15,870
iShares MSCI EMU ETF	2,839	104,135
iShares MSCI Germany ETF	2,423	67,965
iShares MSCI Japan ETF	19,693	226,273
iShares MSCI Switzerland Capped ETF	1,121	35,592
iShares MSCI United Kingdom ETF	6,233	112,443
Market Vectors Gold Miners ETF	3,015	67,204

Total Exchange-Traded Funds (identified cost $629,338)		$629,482

Rights — 0.0%(2)

Security	Shares	Value

Banks — 0.0%(2)
Banco Santander SA, Exp. 2/3/15(1)	8,864	$1,352

Total Rights (identified cost $1,523)		$1,352

8	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 6.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.15%(3)	$517	$517,496

Total Short-Term Investments (identified cost $517,496)		$517,496

Total Investments — 96.8% (identified cost $7,471,501)		$7,708,263

Other Assets, Less Liabilities — 3.2%		$253,279

Net Assets — 100.0%		$7,961,542

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	22.2%	$1,766,780
Japan	16.3	1,300,701
Germany	11.5	918,573
Switzerland	10.3	818,758
Australia	5.9	470,021
Spain	3.7	296,794
France	3.4	267,992
Netherlands	1.9	152,544
Sweden	1.9	149,259
Singapore	1.3	101,986
Belgium	1.2	95,838
Denmark	1.1	90,033
Hong Kong	1.1	84,746
Other (less than 1.0% each)	0.6	45,908

Common Stocks	82.4%	$6,559,933
Exchange-Traded Funds	7.9	629,482
Rights	0.0 (1)	1,352
Short-Term Investments	6.5	517,496

Total Investments	96.8%	$7,708,263

(1)	Amount is less than 0.05%.

9	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2015
Unaffiliated investments, at value (identified cost, $6,954,005)	$7,190,767
Affiliated investment, at value (identified cost, $517,496)	517,496
Cash	84,159
Restricted cash*	6,740
Foreign currency, at value (identified cost, $245,057)	233,226
Dividends receivable	7,067
Interest receivable from affiliated investment	89
Receivable for investments sold	24,806
Receivable for Fund shares sold	4,547
Receivable for open forward foreign currency exchange contracts	104,356
Tax reclaims receivable	9,396
Receivable from affiliates	11,553
Total assets	$8,194,202

Liabilities
Payable for investments purchased	$32,904
Payable for Fund shares redeemed	7,125
Payable for variation margin on open financial futures contracts	4,257
Payable for open forward foreign currency exchange contracts	131,360
Payable to affiliates:
Investment adviser and administration fee	5,319
Distribution and service fees	115
Accrued expenses	51,580
Total liabilities	$232,660
Net Assets	$7,961,542

Sources of Net Assets
Paid-in capital	$7,879,230
Accumulated distributions in excess of net realized gain	(111,344)
Accumulated distributions in excess of net investment income	(2,747)
Net unrealized appreciation	196,403
Total	$7,961,542

Class A Shares
Net Assets	$526,764
Shares Outstanding	49,820
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.57
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.21

Class I Shares
Net Assets	$7,434,778
Shares Outstanding	701,179
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.60

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2015
Dividends (net of foreign taxes, $8,170)	$76,576
Interest allocated from affiliated investment	457
Expenses allocated from affiliated investment	(53)
Total investment income	$76,980

Expenses
Investment adviser and administration fee	$33,758
Distribution and service fees
Class A	679
Trustees’ fees and expenses	441
Custodian fee	36,072
Transfer and dividend disbursing agent fees	1,027
Legal and accounting services	21,557
Printing and postage	5,373
Registration fees	10,541
Miscellaneous	6,557
Total expenses	$116,005
Deduct —
Allocation of expenses to affiliates	$66,909
Total expense reductions	$66,909

Net expenses	$49,096

Net investment income	$27,884

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(33,173)
Investment transactions allocated from affiliated investment	3
Financial futures contracts	37,160
Foreign currency and forward foreign currency exchange contract transactions	(16,304)
Net realized loss	$(12,314)
Change in unrealized appreciation (depreciation) —
Investments	$(513,823)
Financial futures contracts	1,678
Foreign currency and forward foreign currency exchange contracts	(22,181)
Net change in unrealized appreciation (depreciation)	$(534,326)

Net realized and unrealized loss	$(546,640)

Net decrease in net assets from operations	$(518,756)

11	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
From operations —
Net investment income	$27,884	$223,226
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(12,314)	167,506
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(534,326)	367,976
Net increase (decrease) in net assets from operations	$(518,756)	$758,708
Distributions to shareholders —
From net investment income
Class A	$(11,093)	$(8,572)
Class I	(166,258)	(179,506)
From net realized gain
Class A	(7,765)	(15,681)
Class I	(104,757)	(314,270)
Total distributions to shareholders	$(289,873)	$(518,029)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$99,640	$505,494
Class I	411,407	2,304,773
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	18,683	23,529
Class I	73,111	127,010
Cost of shares redeemed
Class A	(40,322)	(90,072)
Class I	(1,060,217)	(451,801)
Net increase (decrease) in net assets from Fund share transactions	$(497,698)	$2,418,933

Net increase (decrease) in net assets	$(1,306,327)	$2,659,612

Net Assets
At beginning of period	$9,267,869	$6,608,257
At end of period	$7,961,542	$9,267,869

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(2,747)	$146,720

12	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Financial Highlights

	Class A
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014		Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$11.660		$11.220		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.021		$0.319	(3)	$0.236
Net realized and unrealized gain (loss)	(0.739)		0.845		1.118	(4)

Total income (loss) from operations	$(0.718)		$1.164		$1.354

Less Distributions
From net investment income	$(0.219)		$(0.256)		$(0.066)
From net realized gain	(0.153)		(0.468)		(0.068)

Total distributions	$(0.372)		$(0.724)		$(0.134)

Net asset value — End of period	$10.570		$11.660		$11.220

Total Return(5)	(6.03	)%(6)	10.34%		13.75	%(4)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$527		$503		$64
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.40	%(8)	1.40%		1.40	%(8)
Net investment income	0.38	%(8)	2.74	%(3)	2.34	%(8)
Portfolio Turnover	37	%(6)	69%		97	%(6)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends which amounted to $0.120 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.70%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.59%, 1.71% and 3.18% of average daily net assets for the six months ended January 31, 2015, the year ended July 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(8)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014		Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$11.700		$11.250		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.039		$0.321	(3)	$0.181
Net realized and unrealized gain (loss)	(0.743)		0.864		1.209	(4)

Total income (loss) from operations	$(0.704)		$1.185		$1.390

Less Distributions
From net investment income	$(0.243)		$(0.267)		$(0.072)
From net realized gain	(0.153)		(0.468)		(0.068)

Total distributions	$(0.396)		$(0.735)		$(0.140)

Net asset value — End of period	$10.600		$11.700		$11.250

Total Return(5)	(5.97	)%(6)	10.70%		14.02	%(4)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,435		$8,765		$6,544
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.15	%(8)	1.15%		1.15	%(8)
Net investment income	0.68	%(8)	2.75	%(3)	1.84	%(8)
Portfolio Turnover	37	%(6)	69%		97	%(6)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends which amounted to $0.104 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.86%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.59%, 1.71% and 3.18% of average daily net assets for the six months ended January 31, 2015, the year ended July 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(8)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest International Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

15

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interim Financial Statements — The interim financial statements relating to January 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax

16

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,517,047

Gross unrealized appreciation	$524,302
Gross unrealized depreciation	(333,086)

Net unrealized appreciation	$191,216

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2015, the investment adviser and administration fee amounted to $33,758 or 0.80% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2015. Pursuant to this agreement, EVM and Hexavest were allocated $66,909 in total of the Fund’s operating expenses for the six months ended January 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2015, EVM earned $150 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $242 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2015. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2015 amounted to $679 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

17

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,714,435 and $2,812,394, respectively, for the six months ended January 31, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Sales	8,678	43,191
Issued to shareholders electing to receive payments of distributions in Fund shares	1,743	2,070
Redemptions	(3,721)	(7,853)

Net increase	6,700	37,408

Class I	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Sales	37,418	194,879
Issued to shareholders electing to receive payments of distributions in Fund shares	6,801	11,141
Redemptions	(92,251)	(38,670)

Net increase (decrease)	(48,032)	167,350

At January 31, 2015, EVM owned 66.5% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/18/15	Australian Dollar 140,766	Hong Kong Dollar 879,848	State Street Trust Company Canada	$4,207	$—	$4,207
3/18/15	Australian Dollar 205,185	United States Dollar 167,229	State Street Trust Company Canada	7,935	—	7,935
3/18/15	Australian Dollar 156,037	United States Dollar 126,729	State Street Trust Company Canada	5,590	—	5,590
3/18/15	Australian Dollar 37,397	United States Dollar 30,850	State Street Trust Company Canada	1,816	—	1,816

18

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/18/15	Australian Dollar 420,873	United States Dollar 324,347	State Street Trust Company Canada	$—	$(2,397)	$(2,397)
3/18/15	British Pound Sterling 241,239	United States Dollar 376,748	State Street Trust Company Canada	13,499	—	13,499
3/18/15	British Pound Sterling 55,601	United States Dollar 86,251	State Street Trust Company Canada	2,529	—	2,529
3/18/15	Canadian Dollar 39,447	United States Dollar 31,674	State Street Trust Company Canada	649	—	649
3/18/15	Euro 192,172	Hong Kong Dollar 1,792,650	State Street Trust Company Canada	13,994	—	13,994
3/18/15	Euro 284,531	Hong Kong Dollar 2,493,196	State Street Trust Company Canada	—	(49)	(49)
3/18/15	Euro 11,450	Swiss Franc 11,725	State Street Trust Company Canada	—	(145)	(145)
3/18/15	Euro 64,479	Swiss Franc 63,810	State Street Trust Company Canada	—	(3,241)	(3,241)
3/18/15	Euro 252,059	United States Dollar 307,396	State Street Trust Company Canada	22,462	—	22,462
3/18/15	Euro 88,946	United States Dollar 108,380	State Street Trust Company Canada	7,833	—	7,833
3/18/15	Euro 127,737	United States Dollar 150,495	State Street Trust Company Canada	6,097	—	6,097
3/18/15	Euro 19,372	United States Dollar 21,988	State Street Trust Company Canada	90	—	90
3/18/15	Euro 16,469	United States Dollar 18,659	State Street Trust Company Canada	42	—	42
3/18/15	Euro 14,164	United States Dollar 15,958	State Street Trust Company Canada	—	(53)	(53)
3/18/15	Euro 287,952	United States Dollar 325,037	State Street Trust Company Canada	—	(471)	(471)
3/18/15	Hong Kong Dollar 1,226,655	United States Dollar 158,238	State Street Trust Company Canada	15	—	15
3/18/15	Hong Kong Dollar 2,481,173	United States Dollar 320,000	State Street Trust Company Canada	—	(42)	(42)
3/18/15	Israeli Shekel 51,213	United States Dollar 13,054	State Street Trust Company Canada	27	—	27
3/18/15	Japanese Yen 13,199,346	Hong Kong Dollar 856,839	State Street Trust Company Canada	—	(1,936)	(1,936)
3/18/15	Japanese Yen 3,193,264	United States Dollar 27,164	State Street Trust Company Canada	—	(42)	(42)
3/18/15	Japanese Yen 2,932,125	United States Dollar 24,555	State Street Trust Company Canada	—	(426)	(426)
3/18/15	Japanese Yen 16,000,279	United States Dollar 133,830	State Street Trust Company Canada	—	(2,492)	(2,492)
3/18/15	Norwegian Krone 228,200	United States Dollar 31,742	State Street Trust Company Canada	2,240	—	2,240
3/18/15	Singapore Dollar 18,207	United States Dollar 13,551	State Street Trust Company Canada	103	—	103

19

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/18/15	Swiss Franc 109,009	United States Dollar 126,127	State Street Trust Company Canada	$7,144	$—	$7,144
3/18/15	Swiss Franc 91,074	United States Dollar 98,210	State Street Trust Company Canada	—	(1,196)	(1,196)
3/18/15	Swiss Franc 28,957	United States Dollar 29,372	State Street Trust Company Canada	—	(2,235)	(2,235)
3/18/15	Swiss Franc 68,590	United States Dollar 70,164	State Street Trust Company Canada	—	(4,702)	(4,702)
3/18/15	United States Dollar 23,941	Australian Dollar 29,184	State Street Trust Company Canada	—	(1,284)	(1,284)
3/18/15	United States Dollar 130,606	Australian Dollar 161,157	State Street Trust Company Canada	—	(5,492)	(5,492)
3/18/15	United States Dollar 394,232	Australian Dollar 486,238	State Street Trust Company Canada	—	(16,742)	(16,742)
3/18/15	United States Dollar 34,439	British Pound Sterling 22,850	State Street Trust Company Canada	—	(33)	(33)
3/18/15	United States Dollar 28,286	British Pound Sterling 18,090	State Street Trust Company Canada	—	(1,047)	(1,047)
3/18/15	United States Dollar 235,662	British Pound Sterling 150,806	State Street Trust Company Canada	—	(8,583)	(8,583)
3/18/15	United States Dollar 19,686	Canadian Dollar 22,899	State Street Trust Company Canada	—	(1,676)	(1,676)
3/18/15	United States Dollar 102,072	Danish Krone 670,815	State Street Trust Company Canada	—	(65)	(65)
3/18/15	United States Dollar 32,592	Danish Krone 197,223	State Street Trust Company Canada	—	(2,601)	(2,601)
3/18/15	United States Dollar 25,016	Euro 20,428	State Street Trust Company Canada	—	(1,924)	(1,924)
3/18/15	United States Dollar 105,689	Euro 88,573	State Street Trust Company Canada	—	(5,564)	(5,564)
3/18/15	United States Dollar 697,256	Euro 598,953	State Street Trust Company Canada	—	(20,184)	(20,184)
3/18/15	United States Dollar 536,981	Euro 436,744	State Street Trust Company Canada	—	(43,275)	(43,275)
3/18/15	United States Dollar 143,814	Hong Kong Dollar 1,114,789	State Street Trust Company Canada	—	(20)	(20)
3/18/15	United States Dollar 127,915	Japanese Yen 15,439,387	State Street Trust Company Canada	3,628	—	3,628
3/18/15	United States Dollar 269,215	Japanese Yen 31,802,100	State Street Trust Company Canada	1,738	—	1,738
3/18/15	United States Dollar 30,774	Japanese Yen 3,623,028	State Street Trust Company Canada	94	—	94
3/18/15	United States Dollar 8,949	Japanese Yen 1,058,450	State Street Trust Company Canada	69	—	69
3/18/15	United States Dollar 31,337	Singapore Dollar 41,442	State Street Trust Company Canada	—	(729)	(729)
3/18/15	United States Dollar 31,903	Swedish Krona 241,426	State Street Trust Company Canada	—	(2,714)	(2,714)

20

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/18/15	United States Dollar 25,771	Swiss Franc 25,952	State Street Trust Company Canada	$2,555	$—	$2,555

				$104,356	$(131,360)	$(27,004)

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

3/15	2 Nikkei 225 Index	Long	$151,119	$147,275	$(3,844)

					$(3,844)

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

At January 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Fund enters into forward foreign currency exchange contracts to enhance return.

The foreign currency exchange contracts in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into a foreign exchange transactions agreement (the FX Agreement) with its derivative counterparty. The FX Agreement is a bilateral agreement between the Fund and the counterparty that governs foreign currency exchange contracts and contains, among other things, set-off provisions in the event of a default, including the bankruptcy or insolvency of the counterparty, and/or termination event as defined under the FX Agreement. Under the FX Agreement, the Fund may, under certain circumstances, offset with the counterparty its payables and/or receivables pursuant to foreign currency exchange contracts and create one single net payment. The FX Agreement does not require collateral to be posted.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$—		$(3,844	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	$104,356	(2)	$(131,360	)(3)

Total		$104,356		$(135,204)

Derivatives not subject to master netting or similar agreements		$—		$(3,844)

Total Derivatives subject to master netting or similar agreements		$104,356		$(131,360)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

21

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of January 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$104,356	$(104,356)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(131,360)	$104,356	$—	$—	$(27,004)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$37,160	$1,678
Foreign Exchange	Forward foreign currency exchange contracts	48,610	(17,522)

Total		$85,770	$(15,844)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended January 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts

$425,000	$5,000,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because

22

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2015.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$—	$634,112	$—	$634,112
Consumer Staples	—	1,059,243	—	1,059,243
Energy	—	201,801	—	201,801
Financials	47,333	1,312,127	—	1,359,460
Health Care	1,740	1,269,965	—	1,271,705
Industrials	—	430,312	—	430,312
Information Technology	—	129,482	—	129,482
Materials	—	425,229	—	425,229
Telecommunication Services	—	638,672	—	638,672
Utilities	24,862	385,055	—	409,917

Total Common Stocks	$73,935	$6,485,998 *	$—	$6,559,933

Exchange-Traded Funds	$629,482	$—	$—	$629,482
Rights	1,352	—	—	1,352
Short-Term Investments	—	517,496	—	517,496

Total Investments	$704,769	$7,003,494	$—	$7,708,263

Forward Foreign Currency Exchange Contracts	$—	$104,356	$—	$104,356

Total	$704,769	$7,107,850	$—	$7,812,619

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(131,360)	$—	$(131,360)
Futures Contracts	—	(3,844)	—	(3,844)

Total	$—	$(135,204)	$—	$(135,204)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

24

Eaton Vance

Hexavest International Equity Fund

January 31, 2015

Officers and Trustees

Officers of Eaton Vance Hexavest International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Hexavest International Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7792    1.31.15

Eaton Vance Hexavest U.S. Equity Fund Semiannual Report January 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2015

Eaton Vance

Hexavest U.S. Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	19

Important Notices	20

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Performance1,2

Portfolio Managers Vital Proulx, CFA and Jean-René Adam, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	3.15%	12.39%	—	14.29%
Class A with 5.75% Maximum Sales Charge	—	—	–2.80	5.97	—	11.53
Class I at NAV	08/29/2012	08/29/2012	3.36	12.69	—	14.58
S&P 500 Index	—	—	4.37%	14.22%	15.59%	17.81%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					6.47%	6.22%
Net					1.20	0.95

Fund Profile

Equity Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)5

SPDR S&P 500 ETF Trust	4.7%
Apple, Inc.	4.4
Wal-Mart Stores, Inc.	4.0
Microsoft Corp.	3.6
AT&T, Inc.	3.4
Pfizer, Inc.	3.3
Procter & Gamble Co. (The)	3.2
Johnson & Johnson	2.7
Coca-Cola Co. (The)	2.6
Eli Lilly & Co.	2.5
Total	34.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 – January 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period* (8/1/14 – 1/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.50	$6.14	**	1.20%
Class I	$1,000.00	$1,033.60	$4.87	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$6.11	**	1.20%
Class I	$1,000.00	$1,020.40	$4.84	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2014.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 86.6%

Security	Shares	Value

Aerospace & Defense — 1.0%
Boeing Co. (The)	83	$12,066
United Technologies Corp.	95	10,904

		$22,970

Auto Components — 0.8%
Goodyear Tire & Rubber Co. (The)	823	$19,950

		$19,950

Automobiles — 2.8%
Ford Motor Co.	2,899	$42,644
General Motors Co.	737	24,041

		$66,685

Banks — 5.8%
Bank of America Corp.	450	$6,818
Citigroup, Inc.	474	22,254
JPMorgan Chase & Co.	684	37,196
PNC Financial Services Group, Inc. (The)	120	10,145
U.S. Bancorp	574	24,056
Wells Fargo & Co.	745	38,680

		$139,149

Beverages — 4.0%
Coca-Cola Co. (The)	1,499	$61,714
PepsiCo, Inc.	363	34,042

		$95,756

Chemicals — 1.0%
LyondellBasell Industries NV, Class A	314	$24,834

		$24,834

Commercial Services & Supplies — 0.6%
ADT Corp. (The)	406	$13,966

		$13,966

Communications Equipment — 2.3%
Cisco Systems, Inc.	1,431	$37,728
QUALCOMM, Inc.	276	17,239

		$54,967

Security	Shares	Value

Construction & Engineering — 1.6%
Fluor Corp.	237	$12,701
Jacobs Engineering Group, Inc.(1)	260	9,906
KBR, Inc.	649	10,728
Quanta Services, Inc.(1)	223	5,905

		$39,240

Consumer Finance — 0.2%
Capital One Financial Corp.	76	$5,564

		$5,564

Diversified Telecommunication Services — 6.4%
AT&T, Inc.	2,450	$80,654
CenturyLink, Inc.	536	19,923
Verizon Communications, Inc.	1,178	53,847

		$154,424

Electric Utilities — 5.5%
American Electric Power Co., Inc.	67	$4,208
Duke Energy Corp.	207	18,038
Edison International	241	16,424
Entergy Corp.	125	10,939
Exelon Corp.	1,089	39,248
FirstEnergy Corp.	297	11,978
NextEra Energy, Inc.	41	4,479
PPL Corp.	181	6,426
Southern Co. (The)	227	11,513
Xcel Energy, Inc.	232	8,707

		$131,960

Energy Equipment & Services — 0.7%
Diamond Offshore Drilling, Inc.	211	$6,653
Ensco PLC, Class A	192	5,384
Noble Corp. PLC	311	5,044

		$17,081

Food & Staples Retailing — 8.3%
Costco Wholesale Corp.	194	$27,740
CVS Health Corp.	56	5,497
Kroger Co. (The)	193	13,327
Sysco Corp.	358	14,023
Wal-Mart Stores, Inc.	1,133	96,282
Walgreens Boots Alliance, Inc.	344	25,370
Whole Foods Market, Inc.	297	15,472

		$197,711

5	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products — 0.9%
Archer-Daniels-Midland Co.	486	$22,662

		$22,662

Health Care Providers & Services — 0.8%
Cardinal Health, Inc.	227	$18,884

		$18,884

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	360	$33,278

		$33,278

Household Products — 3.2%
Procter & Gamble Co. (The)	902	$76,030

		$76,030

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	141	$1,723
NRG Energy, Inc.	119	2,935

		$4,658

Insurance — 1.2%
Assurant, Inc.	62	$3,938
MetLife, Inc.	114	5,301
Travelers Companies, Inc. (The)	180	18,507

		$27,746

IT Services — 1.9%
Accenture PLC, Class A	124	$10,420
International Business Machines Corp.	88	13,491
MasterCard, Inc., Class A	68	5,578
Paychex, Inc.	240	10,862
Visa, Inc., Class A	24	6,118

		$46,469

Machinery — 1.4%
Deere & Co.	384	$32,713

		$32,713

Media — 0.4%
Comcast Corp., Class A	179	$9,513

		$9,513

Security	Shares	Value

Metals & Mining — 0.6%
Yamana Gold, Inc.	3,325	$13,764

		$13,764

Multi-Utilities — 2.6%
Ameren Corp.	258	$11,682
Consolidated Edison, Inc.	218	15,103
DTE Energy Co.	29	2,600
PG&E Corp.	408	23,995
Public Service Enterprise Group, Inc.	230	9,816

		$63,196

Multiline Retail — 0.5%
Family Dollar Stores, Inc.	157	$11,948

		$11,948

Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	65	$6,664
Exxon Mobil Corp.	465	40,650
Marathon Petroleum Corp.	335	31,018

		$78,332

Paper & Forest Products — 0.8%
Domtar Corp.	182	$6,971
Louisiana-Pacific Corp.(1)	720	11,786

		$18,757

Pharmaceuticals — 10.8%
AbbVie, Inc.	212	$12,794
Eli Lilly & Co.	823	59,256
Johnson & Johnson	634	63,489
Merck & Co., Inc.	708	42,678
Pfizer, Inc.	2,534	79,188

		$257,405

Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	631	$20,848

		$20,848

Software — 6.4%
Microsoft Corp.	2,153	$86,981
Oracle Corp.	1,243	52,070
Symantec Corp.	535	13,252

		$152,303

6	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail — 0.6%
Dick’s Sporting Goods, Inc.	89	$4,597
Staples, Inc.	535	9,122

		$13,719

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	899	$105,327
Hewlett-Packard Co.	450	16,258

		$121,585

Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica, Inc.(1)	319	$21,130
Michael Kors Holdings, Ltd.(1)	77	5,451

		$26,581

Wireless Telecommunication Services — 1.5%
Rogers Communications Inc., Class B	1,038	$36,906

		$36,906

Total Common Stocks (identified cost $1,802,580)		$2,071,554

Exchange-Traded Funds — 6.6%

Security	Shares	Value

Equity Funds — 6.6%
Financial Select Sector SPDR Fund (The)	1,443	$33,203
Market Vectors Gold Miners ETF	522	11,635
SPDR S&P 500 ETF Trust	565	112,701

Total Exchange-Traded Funds (identified cost $155,199)		$157,539

Short-Term Investments — 6.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$164	$164,317

Total Short-Term Investments (identified cost $164,317)		$164,317

Total Investments — 100.1% (identified cost $2,122,096)		$2,393,410

Other Assets, Less Liabilities — (0.1)%		$(1,942)

Net Assets — 100.0%		$2,391,468

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015.

7	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2015
Unaffiliated investments, at value (identified cost, $1,957,779)	$2,229,093
Affiliated investment, at value (identified cost, $164,317)	164,317
Foreign currency, at value (identified cost, $25,816)	23,687
Dividends receivable	3,772
Interest receivable from affiliated investment	19
Receivable for Fund shares sold	2,985
Receivable for open forward foreign currency exchange contracts	5,372
Receivable from affiliates	8,907
Total assets	$2,438,152

Liabilities
Payable for investments purchased	$13,869
Payable for Fund shares redeemed	1,034
Payable to affiliates:
Investment adviser and administration fee	1,431
Distribution and service fees	48
Accrued expenses	30,302
Total liabilities	$46,684
Net Assets	$2,391,468

Sources of Net Assets
Paid-in capital	$2,105,736
Accumulated net realized gain	9,649
Accumulated undistributed net investment income	625
Net unrealized appreciation	275,458
Total	$2,391,468

Class A Shares
Net Assets	$221,660
Shares Outstanding	18,098
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.25
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.00

Class I Shares
Net Assets	$2,169,808
Shares Outstanding	176,850
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.27

On sales of $50,000 or more, the offering price of Class A shares is reduced.

8	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2015
Dividends (net of foreign taxes, $158)	$28,392
Interest allocated from affiliated investment	96
Expenses allocated from affiliated investment	(11)
Total investment income	$28,477

Expenses
Investment adviser and administration fee	$7,756
Distribution and service fees
Class A	231
Trustees’ fees and expenses	306
Custodian fee	12,489
Transfer and dividend disbursing agent fees	502
Legal and accounting services	15,392
Printing and postage	6,481
Registration fees	16,267
Miscellaneous	4,967
Total expenses	$64,391
Deduct —
Allocation of expenses to affiliates	$53,630
Total expense reductions	$53,630

Net expenses	$10,761

Net investment income	$17,716

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$29,276
Investment transactions allocated from affiliated investment	1
Foreign currency and forward foreign currency exchange contract transactions	1,327
Net realized gain	$30,604
Change in unrealized appreciation (depreciation) —
Investments	$14,308
Foreign currency and forward foreign currency exchange contracts	4,230
Net change in unrealized appreciation (depreciation)	$18,538

Net realized and unrealized gain	$49,142

Net increase in net assets from operations	$66,858

9	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
From operations —
Net investment income	$17,716	$32,179
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	30,604	79,726
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	18,538	138,189
Net increase in net assets from operations	$66,858	$250,094
Distributions to shareholders —
From net investment income
Class A	$(1,296)	$(2,247)
Class I	(22,921)	(25,828)
From net realized gain
Class A	(5,854)	(7,229)
Class I	(75,497)	(76,803)
Total distributions to shareholders	$(105,568)	$(112,107)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$68,948	$220,550
Class I	349,773	337,619
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,067	8,608
Class I	39,374	35,400
Cost of shares redeemed
Class A	(124,552)	(23,706)
Class I	(60,709)	(296,096)
Net increase in net assets from Fund share transactions	$279,901	$282,375

Net increase in net assets	$241,191	$420,362

Net Assets
At beginning of period	$2,150,277	$1,729,915
At end of period	$2,391,468	$2,150,277

Accumulated undistributed net investment income included in net assets
At end of period	$625	$7,126

10	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Financial Highlights

	Class A
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$12.410		$11.590	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.084		$0.161	$0.147
Net realized and unrealized gain	0.315		1.325	1.645

Total income from operations	$0.399		$1.486	$1.792

Less Distributions
From net investment income	$(0.101)		$(0.158)	$(0.178)
From net realized gain	(0.458)		(0.508)	(0.024)

Total distributions	$(0.559)		$(0.666)	$(0.202)

Net asset value — End of period	$12.250		$12.410	$11.590

Total Return(3)	3.15	%(4)	13.31%	18.27	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$222		$273	$53
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.20	%(6)	1.20%	1.20	%(6)
Net investment income	1.31	%(6)	1.33%	1.45	%(6)
Portfolio Turnover	33	%(4)	80%	78	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment advisor and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 4.83%, 5.27% and 12.05% of average daily net assets for the six months ended January 31, 2015, the year ended July 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$12.440		$11.610	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.104		$0.199	$0.172
Net realized and unrealized gain	0.323		1.310	1.648

Total income from operations	$0.427		$1.509	$1.820

Less Distributions
From net investment income	$(0.139)		$(0.171)	$(0.186)
From net realized gain	(0.458)		(0.508)	(0.024)

Total distributions	$(0.597)		$(0.679)	$(0.210)

Net asset value — End of period	$12.270		$12.440	$11.610

Total Return(3)	3.36	%(4)	13.49%	18.57	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,170		$1,878	$1,677
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.95	%(6)	0.95%	0.95	%(6)
Net investment income	1.62	%(6)	1.66%	1.75	%(6)
Portfolio Turnover	33	%(4)	80%	78	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment advisor and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 4.83%, 5.27% and 12.05% of average daily net assets for the six months ended January 31, 2015, the year ended July 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest U.S. Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

13

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to January 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,124,332

Gross unrealized appreciation	$327,250
Gross unrealized depreciation	(58,172)

Net unrealized appreciation	$269,078

14

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.70% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2015, the Fund’s investment adviser and administration fee amounted to $7,756 or 0.70% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20% and 0.95% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2015. Pursuant to this agreement, EVM and Hexavest were allocated $53,630 in total of the Fund’s operating expenses for the six months ended January 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2015, EVM earned $68 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $208 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2015. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2015 amounted to $231 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $805,407 and $688,255, respectively, for the six months ended January 31, 2015.

15

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Sales	5,615	18,612
Issued to shareholders electing to receive payments of distributions in Fund shares	569	752
Redemptions	(10,068)	(1,960)

Net increase (decrease)	(3,884)	17,404

Class I	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Sales	27,579	28,086
Issued to shareholders electing to receive payments of distributions in Fund shares	3,163	3,086
Redemptions	(4,765)	(24,787)

Net increase	25,977	6,385

At January 31, 2015, EVM owned 50.8% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

3/18/15	Canadian Dollar 63,085	United States Dollar 54,988	State Street Trust Company Canada	$5,372	$—	$5,372

				$5,372	$—	$5,372

At January 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. For the six months ended January 31, 2015, the Fund entered into forward foreign currency exchange contracts to hedge its exposure to foreign currencies.

The foreign currency exchange contracts in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into a foreign exchange transactions agreement (the FX Agreement) with its derivative counterparty. The FX Agreement is a bilateral agreement between the Fund and the counterparty that governs foreign currency exchange contracts and contains, among other things, set-off provisions in the event of a default, including the bankruptcy or insolvency of the counterparty, and/or

16

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

termination event as defined under the FX Agreement. Under the FX Agreement, the Fund may, under certain circumstances, offset with the counterparty its payables and/or receivables pursuant to foreign currency exchange contracts and create one single net payment. The FX Agreement does not require collateral to be posted.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at January 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$5,372	(1)	$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for such assets as of January 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$5,372	$—	$—	$—	$5,372

(a)	In some instances, the actual collateral received may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended January 31, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$2,415	(1)	$5,450	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended January 31, 2015, which is indicative of the volume of this derivative type, was approximately $55,000.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2015.

17

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$2,071,554	*	$—	$—	$2,071,554
Exchange-Traded Funds	157,539		—	—	157,539
Short-Term Investments	—		164,317	—	164,317

Total Investments	$2,229,093		$164,317	$—	$2,393,410

Forward Foreign Currency Exchange Contracts	—		5,372	—	5,372

Total	$2,229,093		$169,689	$—	$2,398,782

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

18

Eaton Vance

Hexavest U.S. Equity Fund

January 31, 2015

Officers and Trustees

Officers of Eaton Vance Hexavest U.S. Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Hexavest U.S. Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7794 1.31.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 13, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 13, 2015